UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%
Agriculture – 1.7%
Philip Morris International, Inc.	1,244	$122,049

Airlines – 3.9%
Copa Holdings SA, Class A (Panama)	4,292	290,783

Auto Manufacturers – 1.3%
General Motors Co.	3,116	97,936

Banks – 13.0%
Banco de Chile (Chile)(a)	3,042	196,057
Banco Santander Chile (Chile)(a)	12,671	245,184
Corpbanca SA (Chile)*(a)	18,610	255,887
Grupo Aval Acciones y Valores SA (Colombia)(a)	33,516	259,079
Total Banks		956,207

Diversified Financial Services – 1.4%
Waddell & Reed Financial, Inc., Class A	4,346	102,305

Electric – 9.1%
CPFL Energia SA (Brazil)*(a)	24,601	267,905
Entergy Corp.	1,720	136,361
Huaneng Power International, Inc. (China)(a)	7,480	265,989
Total Electric		670,255

Electronics – 2.9%
Garmin Ltd.(b)	5,382	215,065

Food – 1.2%
Cal-Maine Foods, Inc.(b)	1,767	91,725

Gas – 2.2%
CenterPoint Energy, Inc.	7,719	161,481

Internet – 2.8%
SouFun Holdings Ltd. (China)*(a)	34,816	208,548

Oil & Gas – 12.8%
China Petroleum & Chemical Corp. (China)(a)	3,220	209,783
CNOOC Ltd. (China)(a)	2,430	284,456
Ecopetrol SA (Colombia)(a)(b)	35,943	309,469
Helmerich & Payne, Inc.(b)	2,367	138,990
Total Oil & Gas		942,698

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Packaging & Containers – 1.9%
Greif, Inc., Class A	4,236	$138,729

Pipelines – 3.2%
ONEOK, Inc.(b)	7,900	235,894

Real Estate Investment Trusts – 14.4%
Annaly Capital Management, Inc.	15,668	160,754
Digital Realty Trust, Inc.	1,392	123,178
GEO Group, Inc. (The)	7,265	251,877
OMEGA Healthcare Investors, Inc.	4,402	155,391
Senior Housing Properties Trust	8,234	147,306
Starwood Property Trust, Inc.	11,702	221,519
Total Real Estate Investment Trusts		1,060,025

Retail – 1.6%
Gamestop Corp., Class A(b)	3,612	114,609

Savings & Loans – 2.0%
New York Community Bancorp, Inc.	9,405	149,540

Semiconductors – 3.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	37,478	219,246

Telecommunications – 15.7%
AT&T, Inc.	3,647	142,853
CenturyLink, Inc.(b)	7,487	239,284
Chunghwa Telecom Co. Ltd. (Taiwan)(a)(b)	5,404	182,439
Frontier Communications Corp.(b)	43,701	244,289
Philippine Long Distance Telephone Co. (Philippines)(a)	5,097	220,751
Verizon Communications, Inc.	2,394	129,468
Total Telecommunications		1,159,084

Toys/Games/Hobbies – 2.4%
Mattel, Inc.	5,169	173,782

Transportation – 3.1%
Golar LNG Ltd. (Bermuda)(b)	12,628	226,925

Total Common Stocks
(Cost $7,151,585)		7,336,886

MONEY MARKET FUND – 0.5%
Goldman Sachs Financial Square Fund, 0.44%(c) (Cost $40,398)	40,398	40,398

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 19.3%(d)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $330,159, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $335,923)	$330,156	$330,156
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $97,864, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $99,802)	97,863	97,863
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $330,159, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $335,904)	330,156	330,156
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $330,159, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $335,793)	330,156	330,156
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $330,159, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $335,794)	330,156	330,156
Total Repurchase Agreements
(Cost $1,418,487)		1,418,487
Total Investments – 119.4%
(Cost $8,610,470)		8,795,771
Liabilities in Excess of Other Assets – (19.4)%		(1,426,866)
Net Assets – 100.0%		$7,368,905

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,831,983; the aggregate market value of the collateral held by the fund is $1,872,493. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $454,006.
(c)	Rate shown reflects the 7-day yield as of March 31, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	1.7%
Airlines	3.9
Auto Manufacturers	1.3
Banks	13.0
Diversified Financial Services	1.4
Electric	9.1
Electronics	2.9
Food	1.2
Gas	2.2
Internet	2.8
Oil & Gas	12.8
Packaging & Containers	1.9
Pipelines	3.2
Real Estate Investment Trusts	14.4
Retail	1.6
Savings & Loans	2.0
Semiconductors	3.0
Telecommunications	15.7
Toys/Games/Hobbies	2.4
Transportation	3.1
Money Market Fund	0.5
Repurchase Agreements	19.3
Total Investments	119.4
Liabilities in Excess of Other Assets	(19.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 85.2%
Equity Fund – 85.2%
Energy Select Sector SPDR Fund(a)	19,300	$1,195,056
First Trust Dow Jones Internet Index Fund*	20,732	1,415,788
Guggenheim S&P 500 Equal Weight Consumer Staples ETF(a)	31,972	3,892,591
iShares MSCI EAFE ETF(a)	41,312	2,360,155
Market Vectors Oil Service ETF(a)	9,407	250,320
PowerShares Dynamic Pharmaceuticals Portfolio	13,400	805,072
SPDR Dow Jones Industrial Average ETF Trust(a)	20,758	3,666,693
SPDR S&P 500 ETF Trust	25,514	5,244,658
Technology Select Sector SPDR Fund	72,422	3,212,640
Total Exchange Traded Funds
(Cost $22,042,397)		22,042,973

MONEY MARKET FUND – 5.1%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.18%(b) (Cost $1,322,461)	1,322,461	1,322,461

REPURCHASE AGREEMENTS – 11.3%(c)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $682,588, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $694,505)	$682,581	682,581
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $202,304, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $206,309)	202,302	202,302
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $682,587, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $694,464)	682,581	682,581
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $682,587, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $694,236)	682,581	682,581
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $682,586, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $694,236)	682,581	682,581
Total Repurchase Agreements
(Cost $2,932,626)		2,932,626

See accompanying Notes to Schedules of Investments.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Value
Total Investments – 101.6%
(Cost $26,297,484)	26,298,060
Liabilities in Excess of Other Assets – (1.6)%	(408,270)
Net Assets – 100.0%	$25,889,790

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,869,642; the aggregate market value of the collateral held by the fund is $2,932,626.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	85.2%
Money Market Fund	5.1
Repurchase Agreements	11.3
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF
Schedule of Investments (Consolidated)†

March 31, 2016 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 62.0%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $8,354,292)	8,354,292	$8,354,292
Total Investments – 62.0%
(Cost $8,354,292)		8,354,292
Other Assets in Excess of Liabilities – 38.0%		5,116,397
Net Assets – 100.0%		$13,470,689

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2016.

Futures contracts outstanding as of March 31, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	June 2016	(108)	$(14,917,310)	$(15,406,200)	$(488,890)
Gold 100 Oz.	Interactive Brokers LLC	June 2016	122	14,913,742	15,074,320	160,578
						$(328,312)

Cash posted as collateral to broker for futures contracts was $5,145,212 at March 31, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF
Schedule of Investments (Consolidated)†

March 31, 2016 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 46.9%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $9,047,607)	9,047,607	$9,047,607
Total Investments – 46.9%
(Cost $9,047,607)		9,047,607
Other Assets in Excess of Liabilities – 53.1%		10,263,400
Net Assets – 100.0%		$19,311,007

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2016.

Futures contracts outstanding as of March 31, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	June 2016	160	$19,591,942	$19,769,600	$177,658
Japanese Yen Currency	Interactive Brokers LLC	June 2016	(179)	(19,841,610)	(19,922,700)	(81,090)
						$96,568

Cash posted as collateral to broker for futures contracts was $4,809,422 at March 31, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 64.1%
Apparel – 1.8%
Hanesbrands, Inc.(a)	900	$25,506
NIKE, Inc., Class B	1,326	81,509
VF Corp.	400	25,904
Total Apparel		132,919

Auto Parts & Equipment – 0.7%
Johnson Controls, Inc.	1,449	56,468

Banks – 3.8%
Northern Trust Corp.	1,224	79,768
PNC Financial Services Group, Inc. (The)	949	80,257
TCF Financial Corp.	3,245	39,784
Tompkins Financial Corp.(a)	1,321	84,544
Total Banks		284,353

Beverages – 0.3%
Reed's, Inc.*(a)	4,960	23,163

Biotechnology – 2.0%
Amgen, Inc.	331	49,627
Gilead Sciences, Inc.	300	27,558
Illumina, Inc.*	230	37,285
Ionis Pharmaceuticals, Inc.*(a)	831	33,656
Total Biotechnology		148,126

Building Materials – 1.1%
Geberit AG (Switzerland)(b)	546	20,453
Masco Corp.	1,988	62,523
Total Building Materials		82,976

Chemicals – 1.9%
Novozymes A/S (Denmark)(b)	3,128	140,338

Commercial Services – 2.9%
Automatic Data Processing, Inc.	870	78,047
Bright Horizons Family Solutions, Inc.*	887	57,460
Korn/Ferry International	775	21,925
ManpowerGroup, Inc.	705	57,401
Total Commercial Services		214,833

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Computers – 2.1%
Apple, Inc.	751	$81,852
EMC Corp.	2,793	74,433
Total Computers		156,285

Cosmetics/Personal Care – 3.3%
Estee Lauder Cos., Inc. (The), Class A	480	45,269
Procter & Gamble Co. (The)	870	71,609
Unilever NV (United Kingdom)(c)	1,960	87,573
Unilever PLC (United Kingdom)(b)	950	42,921
Total Cosmetics/Personal Care		247,372

Diversified Financial Services – 1.6%
MarketAxess Holdings, Inc.	312	38,947
MasterCard, Inc., Class A	890	84,105
Total Diversified Financial Services		123,052

Electronics – 0.9%
Agilent Technologies, Inc.	660	26,301
Waters Corp.*	326	43,006
Total Electronics		69,307

Energy - Alternate Sources – 1.2%
First Solar, Inc.*	965	66,073
Vestas Wind Systems A/S (Denmark)(a)(b)	1,108	26,271
Total Energy - Alternate Sources		92,344

Environmental Control – 2.0%
TETRA Tech, Inc.	895	26,689
Tomra Systems ASA (Norway)(b)	11,638	121,357
Total Environmental Control		148,046

Food – 2.8%
Kroger Co. (The)	2,076	79,407
Nestle SA (Switzerland)(b)	576	42,976
Sprouts Farmers Market, Inc.*	2,001	58,109
SunOpta, Inc. (Canada)*	5,918	26,394
Total Food		206,886

Healthcare - Products – 3.4%
Becton, Dickinson and Co.	179	27,176
Boston Scientific Corp.*	4,064	76,444
Danaher Corp.	300	28,458

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Henry Schein, Inc.*	125	$21,578
Hologic, Inc.*	2,954	101,913
Total Healthcare - Products		255,569

Healthcare - Services – 0.3%
Amedisys, Inc.*(a)	504	24,363

Home Furnishings – 0.9%
Dorel Industries, Inc., Class B (Canada)	2,963	65,878

Household Products/Wares – 0.8%
Church & Dwight Co., Inc.	651	60,009

Insurance – 2.6%
Aflac, Inc.	1,415	89,343
Storebrand ASA (Norway)*(b)	6,760	52,491
Voya Financial, Inc.	1,818	54,122
Total Insurance		195,956

Internet – 2.9%
Alphabet, Inc., Class A*	123	93,836
eBay, Inc.*	1,430	34,120
F5 Networks, Inc.*(a)	446	47,209
Facebook, Inc., Class A*	235	26,814
FireEye, Inc.*(a)	900	16,191
Total Internet		218,170

Machinery - Diversified – 2.0%
Rockwell Automation, Inc.	574	65,292
Xylem, Inc.	2,031	83,068
Total Machinery - Diversified		148,360

Miscellaneous Manufacturing – 2.2%
AO Smith Corp.	400	30,524
AptarGroup, Inc.	998	78,253
CLARCOR, Inc.	400	23,116
Raven Industries, Inc.	2,069	33,146
Total Miscellaneous Manufacturing		165,039

Packaging & Containers – 0.9%
Sealed Air Corp.	1,365	65,534

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals – 4.0%
Cardinal Health, Inc.	485	$39,746
Johnson & Johnson	565	61,133
Novartis AG (Switzerland)(b)	930	67,369
Perrigo Co. PLC	479	61,279
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,328	71,061
Total Pharmaceuticals		300,588

Real Estate Investment Trusts – 0.5%
Prologis, Inc.	829	36,625

Retail – 5.2%
Costco Wholesale Corp.	480	75,638
CVS Health Corp.	1,039	107,776
Kingfisher PLC (United Kingdom)(a)(b)	3,750	40,763
Starbucks Corp.	1,312	78,326
Target Corp.	1,065	87,628
Total Retail		390,131

Semiconductors – 4.0%
Analog Devices, Inc.	450	26,635
Intel Corp.	1,063	34,388
IPG Photonics Corp.*(a)	551	52,940
NXP Semiconductors NV (Netherlands)*	726	58,857
QUALCOMM, Inc.	1,111	56,817
Xilinx, Inc.	1,544	73,232
Total Semiconductors		302,869

Software – 3.7%
Adobe Systems, Inc.*	993	93,143
Allscripts Healthcare Solutions, Inc.*	1,275	16,843
Citrix Systems, Inc.*	170	13,359
Fiserv, Inc.*	1,198	122,890
Microsoft Corp.	534	29,493
Total Software		275,728

Telecommunications – 0.9%
BT Group PLC (United Kingdom)(b)	630	20,210
LogMeIn, Inc.*	506	25,533
Vodafone Group PLC (United Kingdom)(b)	780	24,999
Total Telecommunications		70,742

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Transportation – 0.6%
Canadian National Railway Co. (Canada)	684	$42,723

Water – 0.8%
American Water Works Co., Inc.	480	33,086
Severn Trent PLC (United Kingdom)(a)(b)	789	24,679
Total Water		57,765
Total Common Stocks
(Cost $4,404,676)		4,802,517

ASSET BACKED SECURITIES – 12.7%
SBA, 4.34%, 07/25/38@	117,788	133,829
SBA, 4.41%, 02/25/39@	156,934	179,969
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	150,378	164,367
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	116,076	127,211
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	231,914	253,392
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	87,413	92,248
Total Asset Backed Securities
(Cost $948,129)		951,016

MUNICIPAL BOND – 4.0%
Allegheny County Residential Finance Authority, 0.67%, 11/01/35 (Cost $300,000)@	300,000	300,000

MONEY MARKET FUNDS – 7.3%
Fidelity Institutional Money Market Government Portfolio - Class I 0.23%(d)	335,367	335,367
Fidelity Institutional Money Market Portfolio - Institutional Class 0.35%(d)	214,795	214,796
Total Money Market Funds
(Cost $550,163)		550,163

U.S. GOVERNMENT AGENCY SECURITIES – 11.8%
Federal National Mortgage Association, 3.76%, 05/01/43	335,669	369,605
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	164,773	168,308
Government National Mortgage Association, Class AC, Series 2015-160, 2.60%, 01/16/56@	149,316	150,654
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56@	188,143	194,772
Total U.S. Government Agency Securities
(Cost $870,771)		883,339

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT – 2.2%(e)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $164,206, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $167,072)
(Cost $164,204)	$164,204	$164,204
Total Investments – 102.1%
(Cost $7,237,943)		7,651,239
Liabilities in Excess of Other Assets – (2.1)%		(154,539)
Net Assets – 100.0%		$7,496,700

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $267,133; the aggregate market value of the collateral held by the fund is $274,639. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $110,435.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2016.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	1.8%
Asset Backed Securities	12.7
Auto Parts & Equipment	0.7
Banks	3.8
Beverages	0.3
Biotechnology	2.0
Building Materials	1.1
Chemicals	1.9
Commercial Services	2.9
Computers	2.1
Cosmetics/Personal Care	3.3
Diversified Financial Services	1.6

See accompanying Notes to Schedule of Investments.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Electronics	0.9%
Energy - Alternate Sources	1.2
Environmental Control	2.0
Food	2.8
Healthcare - Products	3.4
Healthcare - Services	0.3
Home Furnishings	0.9
Household Products/Wares	0.8
Insurance	2.6
Internet	2.9
Machinery - Diversified	2.0
Miscellaneous Manufacturing	2.2
Municipal Bond	4.0
Packaging & Containers	0.9
Pharmaceuticals	4.0
Real Estate Investment Trusts	0.5
Retail	5.2
Semiconductors	4.0
Software	3.7
Telecommunications	0.9
Transportation	0.6
U.S. Government Agency Securities	11.8
Water	0.8
Money Market Fund	7.3
Repurchase Agreements	2.2
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%
Advertising – 0.3%
Interpublic Group of Cos., Inc. (The)	2,273	$52,166
Omnicom Group, Inc.	318	26,467
Total Advertising		78,633

Aerospace/Defense – 1.3%
Boeing Co. (The)	462	58,646
General Dynamics Corp.	506	66,473
Harris Corp.	294	22,891
L-3 Communications Holdings, Inc.	129	15,287
Lockheed Martin Corp.	97	21,486
Northrop Grumman Corp.	107	21,175
Raytheon Co.	196	24,036
Rockwell Collins, Inc.	745	68,696
United Technologies Corp.	683	68,368
Total Aerospace/Defense		367,058

Agriculture – 0.2%
Altria Group, Inc.	302	18,923
Archer-Daniels-Midland Co.	251	9,114
Philip Morris International, Inc.	141	13,834
Reynolds American, Inc.	604	30,387
Total Agriculture		72,258

Airlines – 2.5%
American Airlines Group, Inc.	4,047	165,967
Delta Air Lines, Inc.	3,585	174,518
Southwest Airlines Co.	4,151	185,965
United Continental Holdings, Inc.*	3,319	198,675
Total Airlines		725,125

Apparel – 1.6%
Hanesbrands, Inc.	2,377	67,364
Michael Kors Holdings Ltd.*	3,894	221,802
NIKE, Inc., Class B	438	26,924
Ralph Lauren Corp.	688	66,227
Under Armour, Inc., Class A*(a)	230	19,511
VF Corp.	740	47,922
Total Apparel		449,750

Auto Manufacturers – 1.5%
Ford Motor Co.	13,239	178,727
General Motors Co.	5,354	168,276

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Auto Manufacturers (continued)
PACCAR, Inc.	1,331	$72,792
Total Auto Manufacturers		419,795

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	3,970	152,448
Delphi Automotive PLC (United Kingdom)	2,018	151,390
Johnson Controls, Inc.	4,117	160,440
Total Auto Parts & Equipment		464,278

Banks – 4.8%
Bank of America Corp.	3,694	49,943
Bank of New York Mellon Corp. (The)	2,367	87,177
BB&T Corp.	1,585	52,733
Capital One Financial Corp.	528	36,596
Citigroup, Inc.	1,001	41,792
Citizens Financial Group, Inc.	3,575	74,896
Comerica, Inc.	1,556	58,926
Fifth Third Bancorp	2,145	35,800
Goldman Sachs Group, Inc. (The)	885	138,927
Huntington Bancshares, Inc.	4,464	42,587
JPMorgan Chase & Co.	921	54,542
KeyCorp	3,512	38,772
M&T Bank Corp.	319	35,409
Morgan Stanley	6,033	150,885
Northern Trust Corp.	772	50,311
PNC Financial Services Group, Inc. (The)	371	31,375
Regions Financial Corp.	8,953	70,281
State Street Corp.	756	44,241
SunTrust Banks, Inc.	4,082	147,279
US Bancorp	770	31,254
Wells Fargo & Co.	722	34,916
Zions Bancorporation	2,701	65,391
Total Banks		1,374,033

Beverages – 0.5%
Brown-Forman Corp., Class B	154	15,164
Coca-Cola Co. (The)	262	12,154
Coca-Cola Enterprises, Inc.	352	17,861
Constellation Brands, Inc., Class A	190	28,707
Dr Pepper Snapple Group, Inc.	204	18,242
Molson Coors Brewing Co., Class B	101	9,714

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp.*	251	$33,478
PepsiCo, Inc.	143	14,655
Total Beverages		149,975

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc.*	751	104,554
Amgen, Inc.	232	34,784
Biogen, Inc.*	302	78,617
Celgene Corp.*	1,434	143,529
Gilead Sciences, Inc.	1,446	132,830
Illumina, Inc.*	126	20,426
Regeneron Pharmaceuticals, Inc.*	171	61,635
Vertex Pharmaceuticals, Inc.*	813	64,625
Total Biotechnology		641,000

Building Materials – 1.1%
Martin Marietta Materials, Inc.	799	127,448
Masco Corp.	2,127	66,894
Vulcan Materials Co.	1,275	134,602
Total Building Materials		328,944

Chemicals – 3.4%
Air Products & Chemicals, Inc.	402	57,908
Airgas, Inc.	127	17,988
CF Industries Holdings, Inc.	4,592	143,913
Dow Chemical Co. (The)	780	39,671
E.I. du Pont de Nemours & Co.	424	26,848
Eastman Chemical Co.	1,602	115,713
Ecolab, Inc.	339	37,805
FMC Corp.	1,917	77,389
International Flavors & Fragrances, Inc.	169	19,227
LyondellBasell Industries NV, Class A	1,451	124,177
Monsanto Co.	752	65,981
Mosaic Co. (The)(a)	2,526	68,202
PPG Industries, Inc.	394	43,927
Praxair, Inc.	682	78,055
Sherwin-Williams Co. (The)	257	73,160
Total Chemicals		989,964

Commercial Services – 3.6%
ADT Corp. (The)	2,462	101,582

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Automatic Data Processing, Inc.	286	$25,657
Cintas Corp.	470	42,211
Equifax, Inc.	252	28,801
H&R Block, Inc.	1,191	31,466
McGraw Hill Financial, Inc.	649	64,238
Moody’s Corp.	624	60,253
Nielsen Holdings PLC	989	52,081
PayPal Holdings, Inc.*	1,460	56,356
Quanta Services, Inc.*	5,036	113,612
Robert Half International, Inc.	2,784	129,679
Total System Services, Inc.	886	42,156
United Rentals, Inc.*	3,236	201,247
Verisk Analytics, Inc.*	456	36,444
Western Union Co. (The)	3,469	66,917
Total Commercial Services		1,052,700

Computers – 3.9%
Accenture PLC, Class A	278	32,081
Apple, Inc.	1,421	154,875
Cognizant Technology Solutions Corp., Class A*	1,525	95,618
CSRA, Inc.	1,498	40,296
EMC Corp.	2,700	71,955
Hewlett Packard Enterprise Co.	2,466	43,722
HP, Inc.	3,570	43,982
International Business Machines Corp.	306	46,344
NetApp, Inc.	5,498	150,040
SanDisk Corp.	1,946	148,052
Seagate Technology PLC(a)	3,190	109,896
Teradata Corp.*	3,101	81,370
Western Digital Corp.	2,252	106,384
Total Computers		1,124,615

Cosmetics/Personal Care – 0.2%
Colgate-Palmolive Co.	214	15,119
Estee Lauder Cos., Inc. (The), Class A	270	25,464
Procter & Gamble Co. (The)	215	17,696
Total Cosmetics/Personal Care		58,279

Distribution/Wholesale – 0.6%
Fastenal Co.(a)	1,702	83,398
Genuine Parts Co.(a)	148	14,705

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
W.W. Grainger, Inc.(a)	373	$87,070
Total Distribution/Wholesale		185,173

Diversified Financial Services – 5.7%
Affiliated Managers Group, Inc.*	1,072	174,093
Alliance Data Systems Corp.*	611	134,420
American Express Co.	2,013	123,598
Ameriprise Financial, Inc.	1,689	158,783
BlackRock, Inc.	187	63,686
Charles Schwab Corp. (The)	3,947	110,595
CME Group, Inc.	362	34,770
Discover Financial Services	638	32,487
E*TRADE Financial Corp.*	4,892	119,805
Franklin Resources, Inc.	4,095	159,910
Intercontinental Exchange, Inc.	278	65,369
Invesco Ltd.	3,067	94,372
Legg Mason, Inc.	5,304	183,943
MasterCard, Inc., Class A	513	48,478
Nasdaq, Inc.	462	30,667
Synchrony Financial*	370	10,604
T. Rowe Price Group, Inc.	567	41,652
Visa, Inc., Class A	660	50,477
Total Diversified Financial Services		1,637,709

Electric – 1.7%
AES Corp. (The)	6,614	78,045
Ameren Corp.	308	15,431
American Electric Power Co., Inc.	214	14,210
CMS Energy Corp.	413	17,528
Consolidated Edison, Inc.	138	10,573
Dominion Resources, Inc.	267	20,057
DTE Energy Co.	186	16,863
Duke Energy Corp.	144	11,618
Edison International	199	14,306
Eversource Energy	304	17,735
Exelon Corp.	595	21,337
NextEra Energy, Inc.	152	17,988
NRG Energy, Inc.	6,466	84,123
PG&E Corp.	371	22,156
Pinnacle West Capital Corp.	194	14,563

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electric (continued)
PPL Corp.	402	$15,304
Public Service Enterprise Group, Inc.	381	17,960
SCANA Corp.	285	19,993
Southern Co. (The)	206	10,656
TECO Energy, Inc.	432	11,893
WEC Energy Group, Inc.	261	15,678
Xcel Energy, Inc.	391	16,352
Total Electric		484,369

Electrical Components & Equipment – 0.3%
AMETEK, Inc.	716	35,786
Emerson Electric Co.	829	45,081
Total Electrical Components & Equipment		80,867

Electronics – 1.9%
Agilent Technologies, Inc.	957	38,136
Allegion PLC	1,296	82,568
Amphenol Corp., Class A	432	24,978
Corning, Inc.	814	17,005
FLIR Systems, Inc.	2,916	96,082
Garmin Ltd.(a)	646	25,814
Honeywell International, Inc.	394	44,148
PerkinElmer, Inc.	1,023	50,598
TE Connectivity Ltd. (Switzerland)	1,754	108,608
Tyco International PLC	1,289	47,319
Waters Corp.*	211	27,835
Total Electronics		563,091

Engineering & Construction – 0.6%
Fluor Corp.	1,860	99,882
Jacobs Engineering Group, Inc.*	2,031	88,450
Total Engineering & Construction		188,332

Environmental Control – 0.2%
Republic Services, Inc.	286	13,628
Stericycle, Inc.*	280	35,333
Waste Management, Inc.	356	21,004
Total Environmental Control		69,965

Food – 1.4%
Campbell Soup Co.	202	12,885
ConAgra Foods, Inc.	491	21,908

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Food (continued)
General Mills, Inc.	234	$14,824
Hershey Co. (The)	188	17,313
Hormel Foods Corp.	512	22,139
JM Smucker Co. (The)	210	27,266
Kellogg Co.	209	15,999
Kraft Heinz Co. (The)	478	37,552
Kroger Co. (The)	780	29,835
McCormick & Co., Inc.	182	18,105
Mondelez International, Inc., Class A	517	20,742
Safeway, Inc PDC, LLC CVR.*	447	22
Safeway, Inc SCRP.*	447	454
Sysco Corp.	500	23,365
Tyson Foods, Inc., Class A	1,754	116,922
Whole Foods Market, Inc.	763	23,737
Total Food		403,068

Forest Products & Paper – 0.5%
International Paper Co.	3,695	151,643

Gas – 0.3%
AGL Resources, Inc.	304	19,803
CenterPoint Energy, Inc.	798	16,694
NiSource, Inc.	555	13,076
Sempra Energy	326	33,920
Total Gas		83,493

Hand/Machine Tools – 0.5%
Snap-on, Inc.	566	88,856
Stanley Black & Decker, Inc.	542	57,024
Total Hand/Machine Tools		145,880

Healthcare - Products – 2.5%
Abbott Laboratories	968	40,491
Baxter International, Inc.	483	19,842
Becton Dickinson and Co.	323	49,038
Boston Scientific Corp.*	3,319	62,430
C.R. Bard, Inc.	144	29,185
Danaher Corp.	892	84,615
DENTSPLY SIRONA, Inc.	308	18,982
Edwards Lifesciences Corp.*	301	26,551
Henry Schein, Inc.*	145	25,031

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Intuitive Surgical, Inc.*	48	$28,850
Medtronic PLC	325	24,375
Patterson Cos., Inc.	567	26,383
St. Jude Medical, Inc.	1,152	63,360
Stryker Corp.	324	34,762
Thermo Fisher Scientific, Inc.	434	61,450
Varian Medical Systems, Inc.*(a)	627	50,173
Zimmer Biomet Holdings, Inc.	821	87,543
Total Healthcare - Products		733,061

Healthcare - Services – 3.0%
Aetna, Inc.	755	84,824
Anthem, Inc.	659	91,594
Cigna Corp.	525	72,051
DaVita HealthCare Partners, Inc.*	664	48,724
HCA Holdings, Inc.*	1,453	113,407
Humana, Inc.	323	59,093
Laboratory Corp. of America Holdings*	820	96,047
Quest Diagnostics, Inc.	995	71,093
Tenet Healthcare Corp.*	3,054	88,352
UnitedHealth Group, Inc.	743	95,773
Universal Health Services, Inc., Class B	388	48,391
Total Healthcare - Services		869,349

Holding Companies - Diversified – 0.3%
Leucadia National Corp.	5,200	84,084

Home Builders – 1.0%
D.R. Horton, Inc.	5,211	157,529
PulteGroup, Inc.	7,350	137,518
Total Home Builders		295,047

Home Furnishings – 1.6%
Harman International Industries, Inc.	2,067	184,046
Leggett & Platt, Inc.	1,286	62,242
Whirlpool Corp.	1,124	202,702
Total Home Furnishings		448,990

Household Products/Wares – 0.3%
Avery Dennison Corp.	353	25,455
Church & Dwight Co., Inc.	223	20,556
Clorox Co. (The)	99	12,480

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Household Products/Wares (continued)
Kimberly-Clark Corp.	150	$20,176
Total Household Products/Wares		78,667

Housewares – 0.1%
Newell Rubbermaid, Inc.(a)	823	36,451

Insurance – 5.4%
Aflac, Inc.	1,490	94,079
Allstate Corp. (The)	970	65,349
American International Group, Inc.	523	28,268
Aon PLC	889	92,856
Assurant, Inc.	358	27,620
Chubb Ltd.	790	94,128
Hartford Financial Services Group, Inc. (The)	2,409	111,007
Lincoln National Corp.	3,823	149,862
Marsh & McLennan Cos., Inc.	1,163	70,699
MetLife, Inc.	3,159	138,806
Principal Financial Group, Inc.	3,565	140,639
Progressive Corp. (The)	1,257	44,171
Prudential Financial, Inc.	2,195	158,523
Torchmark Corp.	645	34,933
Travelers Cos., Inc. (The)	536	62,556
Unum Group	4,696	145,200
Willis Towers Watson PLC	345	40,938
XL Group PLC (Ireland)	1,822	67,050
Total Insurance		1,566,684

Internet – 2.4%
Alphabet, Inc., Class A*	82	62,558
Alphabet, Inc., Class C*	93	69,280
Amazon.com, Inc.*	19	11,279
eBay, Inc.*	1,028	24,528
Expedia, Inc.	1,231	132,727
F5 Networks, Inc.*	986	104,368
Facebook, Inc., Class A*	692	78,957
Priceline Group, Inc. (The)*	99	127,607
Symantec Corp.	701	12,884
TripAdvisor, Inc.*	563	37,440
VeriSign, Inc.*(a)	373	33,025
Total Internet		694,653

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Iron/Steel – 0.1%
Nucor Corp.	659	$31,171

Leisure Time – 1.6%
Carnival Corp.	2,807	148,125
Harley-Davidson, Inc.	3,359	172,418
Royal Caribbean Cruises Ltd.	1,878	154,278
Total Leisure Time		474,821

Lodging – 1.3%
Marriott International, Inc., Class A	1,812	128,978
Starwood Hotels & Resorts Worldwide, Inc.	406	33,873
Wyndham Worldwide Corp.	1,561	119,307
Wynn Resorts Ltd.(a)	965	90,160
Total Lodging		372,318

Machinery - Construction & Mining – 0.2%
Caterpillar, Inc.	686	52,506

Machinery - Diversified – 1.3%
Cummins, Inc.	964	105,982
Deere & Co.	338	26,023
Flowserve Corp.	2,545	113,023
Rockwell Automation, Inc.	322	36,628
Roper Technologies, Inc.	211	38,565
Xylem, Inc.	1,107	45,276
Total Machinery - Diversified		365,497

Media – 4.2%
Cablevision Systems Corp., Class A	403	13,299
CBS Corp., Class B	2,897	159,596
Comcast Corp., Class A	1,360	83,069
Discovery Communications, Inc., Class A*(a)	3,794	108,622
Discovery Communications, Inc., Class C*	3,908	105,516
News Corp., Class A	2,068	26,408
News Corp., Class B	1,919	25,427
Scripps Networks Interactive, Inc., Class A	1,674	109,647
TEGNA, Inc.	1,075	25,219
Time Warner Cable, Inc.	91	18,620
Time Warner, Inc.	1,551	112,525
Twenty-First Century Fox, Inc., Class A	4,383	122,198
Twenty-First Century Fox, Inc., Class B	4,485	126,477
Viacom, Inc., Class B	2,709	111,828

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Walt Disney Co. (The)	560	$55,614
Total Media		1,204,065

Mining – 0.1%
Alcoa, Inc.(a)	1,506	14,428
Freeport-McMoRan, Inc.(a)	2,319	23,978
Total Mining		38,406

Miscellaneous Manufacturing – 2.3%
3M Co.	215	35,826
Dover Corp.	1,316	84,658
Eaton Corp. PLC	1,518	94,966
General Electric Co.	1,317	41,867
Illinois Tool Works, Inc.	411	42,103
Ingersoll-Rand PLC	1,580	97,976
Parker-Hannifin Corp.	297	32,991
Pentair PLC (United Kingdom)	2,131	115,628
Textron, Inc.	3,430	125,058
Total Miscellaneous Manufacturing		671,073

Office/Business Equipment – 0.6%
Pitney Bowes, Inc.	7,512	161,809

Oil & Gas – 1.8%
Marathon Petroleum Corp.	3,003	111,652
Phillips 66	1,180	102,176
Tesoro Corp.	1,834	157,742
Valero Energy Corp.	2,115	135,656
Total Oil & Gas		507,226

Oil & Gas Services – 0.1%
Halliburton Co.	314	11,216
Schlumberger Ltd.	208	15,340
Total Oil & Gas Services		26,556

Packaging & Containers – 1.6%
Ball Corp.	743	52,969
Owens-Illinois, Inc.*	12,059	192,462
Sealed Air Corp.	1,639	78,688
WestRock Co.	3,312	129,267
Total Packaging & Containers		453,386

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals – 4.3%
AbbVie, Inc.	2,703	$154,395
Allergan PLC*	154	41,277
AmerisourceBergen Corp.	1,183	102,389
Baxalta, Inc.	514	20,766
Bristol-Myers Squibb Co.	1,377	87,963
Cardinal Health, Inc.	1,093	89,571
Eli Lilly & Co.	538	38,741
Endo International PLC*	2,663	74,963
Express Scripts Holding Co.*	1,490	102,348
Johnson & Johnson	168	18,178
Mallinckrodt PLC*	2,479	151,913
McKesson Corp.	435	68,404
Mead Johnson Nutrition Co.	299	25,406
Merck & Co., Inc.	621	32,857
Mylan NV*	2,467	114,345
Perrigo Co. PLC	566	72,408
Pfizer, Inc.	1,073	31,804
Zoetis, Inc.	633	28,061
Total Pharmaceuticals		1,255,789

Pipelines – 0.2%
Kinder Morgan, Inc.	882	15,753
ONEOK, Inc.(a)	575	17,169
Spectra Energy Corp.	517	15,820
Total Pipelines		48,742

Real Estate – 0.4%
CBRE Group, Inc., Class A*	3,955	113,983
Four Corners Property Trust, Inc.	239	4,290
Total Real Estate		118,273

Real Estate Investment Trust – 0.8%
American Tower Corp.	178	18,222
AvalonBay Communities, Inc.	58	11,032
Crown Castle International Corp.	117	10,121
Equinix, Inc.	49	16,205
Extra Space Storage, Inc.	118	11,028
Federal Realty Investment Trust	59	9,207
General Growth Properties, Inc.	307	9,127
HCP, Inc.	266	8,666
Host Hotels & Resorts, Inc.	871	14,546

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trust (continued)
Iron Mountain, Inc.(a)	819	$27,772
Public Storage	42	11,585
Simon Property Group, Inc.	57	11,838
Ventas, Inc.	171	10,766
Vornado Realty Trust	100	9,443
Welltower, Inc.	148	10,262
Weyerhaeuser Co.	1,078	33,397
Total Real Estate Investment Trust		223,217

Retail – 8.5%
Advance Auto Parts, Inc.	504	80,811
AutoNation, Inc.*(a)	2,688	125,476
AutoZone, Inc.*	81	64,532
Bed Bath & Beyond, Inc.*	1,848	91,735
Best Buy Co., Inc.	4,105	133,166
CarMax, Inc.*(a)	2,928	149,621
Chipotle Mexican Grill, Inc.*(a)	45	21,194
Coach, Inc.	752	30,148
Costco Wholesale Corp.	113	17,806
CVS Health Corp.	715	74,167
Darden Restaurants, Inc.	716	47,471
Dollar General Corp.	957	81,919
Dollar Tree, Inc.*	800	65,968
GameStop Corp., Class A	5,698	180,797
Gap, Inc. (The)(a)	2,857	83,996
Home Depot, Inc. (The)	381	50,837
Kohl’s Corp.	1,705	79,470
L Brands, Inc.	236	20,723
Lowe’s Cos., Inc.	1,258	95,293
Macy’s, Inc.	1,992	87,827
McDonald’s Corp.	169	21,240
Nordstrom, Inc.(a)	555	31,752
O’Reilly Automotive, Inc.*	147	40,228
PVH Corp.	1,793	177,615
Ross Stores, Inc.	604	34,972
Signet Jewelers Ltd.	877	108,774
Starbucks Corp.	583	34,805
Target Corp.	564	46,406
Tiffany & Co.	603	44,248
TJX Cos., Inc. (The)	423	33,142

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
Tractor Supply Co.	449	$40,617
Urban Outfitters, Inc.*	5,201	172,101
Walgreens Boots Alliance, Inc.	806	67,897
Yum! Brands, Inc.	412	33,722
Total Retail		2,470,476

Semiconductors – 4.1%
Analog Devices, Inc.	555	32,851
Applied Materials, Inc.	7,270	153,979
Broadcom Ltd. (Singapore)	36	5,562
Intel Corp.	1,191	38,529
KLA-Tencor Corp.	1,922	139,941
Lam Research Corp.	1,748	144,385
Linear Technology Corp.	779	34,712
Microchip Technology, Inc.(a)	527	25,401
NVIDIA Corp.	948	33,777
Qorvo, Inc.*	3,793	191,205
QUALCOMM, Inc.	2,917	149,175
Skyworks Solutions, Inc.	2,220	172,938
Texas Instruments, Inc.	614	35,256
Xilinx, Inc.	491	23,288
Total Semiconductors		1,180,999

Software – 2.5%
Activision Blizzard, Inc.	1,013	34,280
Adobe Systems, Inc.*	647	60,689
Akamai Technologies, Inc.*	1,587	88,189
CA, Inc.	1,288	39,657
Cerner Corp.*	727	38,502
Citrix Systems, Inc.*	1,630	128,085
Dun & Bradstreet Corp. (The)	235	24,224
Electronic Arts, Inc.*	580	38,344
Fidelity National Information Services, Inc.	935	59,195
Fiserv, Inc.*	300	30,774
Intuit, Inc.	445	46,284
Microsoft Corp.	394	21,761
Oracle Corp.	868	35,510
Paychex, Inc.	459	24,791
Red Hat, Inc.*	391	29,133

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc.*	253	$18,679
Total Software		718,097

Telecommunications – 1.0%
AT&T, Inc.	511	20,016
Cisco Systems, Inc.	2,532	72,086
Juniper Networks, Inc.	5,572	142,142
Level 3 Communications, Inc.*	371	19,607
Motorola Solutions, Inc.	286	21,650
Verizon Communications, Inc.	415	22,443
Total Telecommunications		297,944

Textiles – 0.3%
Mohawk Industries, Inc.*	498	95,068

Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	422	33,802
Mattel, Inc.(a)	472	15,869
Total Toys/Games/Hobbies		49,671

Transportation – 2.6%
C.H. Robinson Worldwide, Inc.	438	32,513
CSX Corp.	1,601	41,226
Expeditors International of Washington, Inc.	585	28,554
FedEx Corp.	981	159,628
JB Hunt Transport Services, Inc.	1,198	100,919
Kansas City Southern	637	54,432
Norfolk Southern Corp.	720	59,940
Ryder System, Inc.	2,687	174,064
Union Pacific Corp.	563	44,787
United Parcel Service, Inc., Class B	424	44,719
Total Transportation		740,782
Total Common Stocks
(Cost $28,093,822)		28,654,875

MONEY MARKET FUND – 1.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.39%(b) (Cost $274,972)	274,972	274,972

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
REPURCHASE AGREEMENTS – 3.4%(c)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $250,003, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $254,367)	$250,000	$250,000
Deutsche Bank Securities Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $237,798, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 04/07/16-09/09/49, totaling $241,918)	237,796	237,796
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.29%, total to be received $250,002, (collateralized by various U.S. Government Agency Obligations, 1.38%-6.50%, 07/01/18-03/01/46, totaling $254,247)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $250,002, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $254,352)	250,000	250,000
Total Repurchase Agreements
(Cost $987,796)		987,796
Total Investments – 103.5%
(Cost $29,356,590)		29,917,643
Liabilities in Excess of Other Assets – (3.5)%		(1,010,976)
Net Assets – 100.0%		$28,906,667

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,182,451; the aggregate market value of the collateral held by the fund is $1,210,203. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $222,407.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.3%
Aerospace/Defense	1.3
Agriculture	0.2
Airlines	2.5
Apparel	1.6
Auto Manufacturers	1.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Auto Parts & Equipment	1.6%
Banks	4.8
Beverages	0.5
Biotechnology	2.2
Building Materials	1.1
Chemicals	3.4
Commercial Services	3.6
Computers	3.9
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.6
Diversified Financial Services	5.7
Electric	1.7
Electrical Components & Equipment	0.3
Electronics	1.9
Engineering & Construction	0.6
Environmental Control	0.2
Food	1.4
Forest Products & Paper	0.5
Gas	0.3
Hand/Machine Tools	0.5
Healthcare - Products	2.5
Healthcare - Services	3.0
Holding Companies - Diversified	0.3
Home Builders	1.0
Home Furnishings	1.6
Household Products/Wares	0.3
Housewares	0.1
Insurance	5.4
Internet	2.4
Iron/Steel	0.1
Leisure Time	1.6
Lodging	1.3
Machinery - Construction & Mining	0.2
Machinery - Diversified	1.3
Media	4.2
Mining	0.1
Miscellaneous Manufacturing	2.3
Office/Business Equipment	0.6
Oil & Gas	1.8

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Oil & Gas Services	0.1%
Packaging & Containers	1.6
Pharmaceuticals	4.3
Pipelines	0.2
Real Estate	0.4
Real Estate Investment Trust	0.8
Retail	8.5
Semiconductors	4.1
Software	2.5
Telecommunications	1.0
Textiles	0.3
Toys/Games/Hobbies	0.2
Transportation	2.6
Money Market Fund	1.0
Repurchase Agreements	3.4
Total Investments	103.5
Liabilities in Excess of Other Assets	(3.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 99.1%
Asset Allocation Fund – 7.1%
SPDR Barclays Convertible Securities ETF	33,809	$1,460,549

Debt Fund – 92.0%
AdvisorShares Peritus High Yield ETF†	32,027	1,010,452
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,863	2,478,942
iShares International Treasury Bond ETF(a)	10,926	1,061,898
PIMCO 1 - 5 Year U.S. TIPS Index ETF	15,379	805,091
PowerShares Build America Bond Portfolio	13,292	401,285
PowerShares Emerging Markets Sovereign Debt Portfolio	44,120	1,248,596
PowerShares Financial Preferred Portfolio(a)	102,086	1,919,217
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	31,674	810,538
PowerShares International Corporate Bond Portfolio	40,010	1,053,063
PowerShares National AMT-Free Municipal Bond Portfolio(a)	23,147	595,804
PowerShares Senior Loan Portfolio	53,584	1,216,357
SPDR Barclays High Yield Bond ETF	18,000	616,500
SPDR City International Government Inflation-Protected Bond ETF(a)	15,841	861,117
SPDR Nuveen S&P High Yield Municipal Bond ETF(a)	15,594	899,462
Vanguard Intermediate-Term Government Bond ETF	9,059	600,702
Vanguard Long-Term Government Bond ETF	7,611	612,000
Vanguard Mortgage-Backed Securities ETF	37,175	1,987,747
WisdomTree Emerging Markets Corporate Bond Fund	12,395	832,324
Total Debt Fund		19,011,095
Total Exchange Traded Funds
(Cost $20,735,781)		20,471,644

MONEY MARKET FUND – 1.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.39%(b) (Cost $208,732)	208,732	208,732

REPURCHASE AGREEMENTS – 8.2%(c)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $392,973, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $399,834)	$392,969	392,969
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $116,475, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $118,781)	116,474	116,474
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $392,972, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $399,810)	392,969	392,969

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $392,973, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $399,679)	$392,969	$392,969
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $392,972, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $399,679)	392,969	392,969
Total Repurchase Agreements
(Cost $1,688,350)		1,688,350
Total Investments – 108.3%
(Cost $22,632,863)		22,368,726
Liabilities in Excess of Other Assets – (8.3)%		(1,718,061)
Net Assets – 100.0%		$20,650,665

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,641,710; the aggregate market value of the collateral held by the fund is $1,688,350.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	7.1%
Debt Fund	92.0
Money Market Fund	1.0
Repurchase Agreements	8.2
Total Investments	108.3
Liabilities in Excess of Other Assets	(8.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%
ARGENTINA – 2.5%
Banco Macro SA(a)	1,345	$86,712
Telecom Argentina SA(a)	6,695	119,774
YPF SA(a)	10,049	179,676
Total Argentina		386,162

BRAZIL – 7.1%
Banco Bradesco SA(a)	16,417	122,307
Braskem SA(a)(b)	10,797	139,389
BRF SA(a)	7,551	107,375
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	11,494	159,882
Cia Paranaense de Energia(a)	26,228	207,726
Cielo SA(a)(b)	6,150	59,225
CPFL Energia SA*(a)(b)	6,272	68,302
Fibria Celulose SA(a)(b)	17,844	151,317
Itau Unibanco Holding SA(a)	11,016	94,627
Total Brazil		1,110,150

CHILE – 0.2%
Enersis Americas SA(a)	2,016	28,022

CHINA – 5.5%
Alibaba Group Holding Ltd.*(a)	1,439	113,724
Baidu, Inc.*(a)	509	97,158
China Life Insurance Co., Ltd.(a)(b)	12,535	154,055
NetEase, Inc.(a)	851	122,187
Qihoo 360 Technology Co., Ltd.*(a)(b)	1,807	136,519
Tencent Holdings Ltd.(a)	3,179	64,979
Vipshop Holdings Ltd.*(a)(b)	13,773	177,396
Total China		866,018

DENMARK – 0.5%
Novo Nordisk A/S(a)	1,616	87,571

FRANCE – 9.0%
Alcatel-Lucent*(a)	178,323	606,459
Orange SA(a)	22,384	389,034
Societe Generale SA(a)	55,012	409,839
Total France		1,405,332

GERMANY – 2.4%
Deutsche Telekom AG(a)	21,078	377,507

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
HONG KONG – 2.3%
CK Hutchison Holdings Ltd.(a)	27,467	$357,895

INDIA – 3.3%
Dr Reddy's Laboratories Ltd.(a)(b)	638	28,831
HDFC Bank Ltd.(a)	1,620	99,841
ICICI Bank Ltd.(a)	24,171	173,064
Infosys Ltd.(a)	1,887	35,891
Tata Motors Ltd.*(a)	4,659	135,344
Wipro Ltd.(a)	3,851	48,445
Total India		521,416

INDONESIA – 0.7%
PT Bank Mandiri Persero Tbk(a)	8,868	68,567
PT Telekomunikasi Indonesia Tbk(a)	734	37,324
Total Indonesia		105,891

IRELAND – 8.2%
CRH PLC(a)	16,716	471,057
Ryanair Holdings PLC(a)	6,030	517,495
Shire PLC(a)(b)	1,706	293,261
Total Ireland		1,281,813

ITALY – 3.5%
Intesa Sanpaolo SpA(a)(b)	33,000	549,450

JAPAN – 6.4%
Honda Motor Co., Ltd.(a)	13,972	381,995
Nippon Telegraph & Telephone Corp.(a)	2,456	106,197
Nomura Holdings, Inc.(a)	29,563	131,260
Softbank Group Corp.(a)(b)	8,999	215,121
Toyota Motor Corp.(a)	1,573	167,241
Total Japan		1,001,814

LUXEMBOURG – 0.7%
Oriflame Cosmetics SA*(a)	11,792	106,128

MEXICO – 1.5%
America Movil SAB de CV, Class L(a)(b)	7,257	112,701
Grupo Financiero Santander Mexico SAB de CV, Class B(a)	5,419	48,934
Grupo Televisa SAB(a)	2,489	68,348
Total Mexico		229,983

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS – 12.5%
Aegon NV(c)	76,354	$419,947
ING Groep NV(a)	27,007	322,193
Koninklijke Philips NV(c)	18,603	531,116
VimpelCom Ltd.(a)	160,284	682,810
Total Netherlands		1,956,066

NORWAY – 1.5%
Norsk Hydro ASA(a)(b)	58,684	238,257

RUSSIA – 2.8%
Gazprom PAO(a)	53,891	232,270
Sberbank of Russia PJSC(a)	30,644	212,670
Total Russia		444,940

SINGAPORE – 2.6%
Global Logistic Properties Ltd.(a)	8,186	115,832
Keppel Corp. Ltd.(a)(b)	33,857	290,832
Total Singapore		406,664

SOUTH AFRICA – 2.1%
Gold Fields Ltd.(a)	26,519	104,485
Sibanye Gold Ltd.(a)	14,769	224,046
Total South Africa		328,531

SOUTH KOREA – 2.6%
KB Financial Group, Inc.(a)	833	22,982
Korea Electric Power Corp.(a)	7,968	205,176
POSCO(a)	3,826	181,085
Total South Korea		409,243

SPAIN – 3.2%
Banco Bilbao Vizcaya Argentaria SA(a)	76,836	500,971

SWEDEN – 2.2%
Telefonaktiebolaget LM Ericsson(a)	34,268	343,708

SWITZERLAND – 3.9%
Cie Financiere Richemont SA(a)	19,209	126,779
Credit Suisse Group AG*(a)(b)	14,726	208,078
STMicroelectronics NV(c)	49,720	277,438
Total Switzerland		612,295

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
TAIWAN – 1.5%
Advanced Semiconductor Engineering, Inc.(a)	25,843	$151,181
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	3,419	89,578
Total Taiwan		240,759

TURKEY – 1.1%
Turkiye Garanti Bankasi AS(a)	58,510	170,849

UNITED KINGDOM – 5.5%
Barclays PLC(a)	48,685	419,665
Prudential PLC(a)	7,125	265,050
Rio Tinto PLC(a)	6,061	171,344
Total United Kingdom		856,059

UNITED STATES – 3.4%
Carnival PLC(a)	9,756	529,653

Total COMMON STOCKS
(Cost $15,868,181)		15,453,147

MONEY MARKET FUND – 1.1%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.39%(d) (Cost $164,813)	164,813	164,813

REPURCHASE AGREEMENTS – 10.7%(e)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $389,294, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $396,091)	$389,290	389,290
Deutsche Bank Securities Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $389,293, (collateralized by various U.S. Government Agency Obligations, 1.00%-4.75%, 02/15/18-02/15/37, totaling $395,744)	389,290	389,290
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $115,396, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $117,681)	115,395	115,395
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $389,293, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $396,067)	389,290	389,290

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $389,294, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $395,937)	$389,290	$389,290
Total Repurchase Agreements
(Cost $1,672,555)		1,672,555
Total Investments – 110.5%
(Cost $17,705,549)		17,290,515
Liabilities in Excess of Other Assets – (10.5)%		(1,645,761)
Net Assets – 100.0%		$15,644,754

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,642,496; the aggregate market value of the collateral held by the fund is $1,693,755. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $21,200.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2016.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	3.3%
Auto Manufacturers	4.4
Banks	22.3
Building Materials	3.0
Chemicals	0.9
Commercial Services	0.4
Computers	0.5
Cosmetics/Personal Care	0.7
Diversified Financial Services	1.0
Electric	3.3
Electronics	3.4
Food	1.7
Forest Products & Paper	1.0
Holding Companies - Diversified	1.8
Insurance	5.4

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Internet	3.8%
Iron/Steel	1.1
Leisure Time	3.4
Media	0.4
Mining	4.7
Oil & Gas	2.6
Pharmaceuticals	2.6
Real Estate	0.7
Retail	3.1
Semiconductors	3.3
Software	0.8
Telecommunications	19.1
Money Market Fund	1.1
Repurchase Agreements	10.7
Total Investments	110.5
Liabilities in Excess of Other Assets	(10.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MARKET ADAPTIVE UNCONSTRAINED INCOME ETF
(formerly AdvisorShares Sunrise Global Multi-Strategy ETF)
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 95.4%
Asset Allocation Fund – 20.0%
SPDR Barclays Convertible Securities ETF	5,404	$233,453

Debt Fund – 75.4%
First Trust Senior Loan ETF	4,935	235,153
iShares JPMorgan USD Emerging Markets Bond ETF	1,055	116,419
PowerShares International Corporate Bond Portfolio	8,982	236,406
SPDR Barclays High Yield Bond ETF	8,536	292,358
Total Debt Fund		880,336
Total Exchange Traded Funds
(Cost $1,105,887)		1,113,789

MONEY MARKET FUND – 59.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.19%(a) (Cost $688,899)	688,899	688,899
Total Investments – 154.4%
(Cost $1,794,786)		1,802,688
Liabilities in Excess of Other Assets – (54.4)%		(635,200)
Net Assets – 100.0%		$1,167,488

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of March 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	20.0%
Debt Fund	75.4
Money Market Fund	59.0
Total Investments	154.4
Liabilities in Excess of Other Assets	(54.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 96.6%
Equity Fund – 96.6%
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	48,428	$911,415
First Trust Large Cap Growth AlphaDex Fund	38,789	1,872,733
First Trust MID Cap Growth AlphaDex Fund	32,477	938,910
First Trust Small Cap Growth AlphaDex Fund	62,249	1,877,430
First Trust Small Cap Value AlphaDex Fund	32,482	921,514
Guggenheim S&P 500 Equal Weight ETF(a)	23,386	1,836,502
iShares Core S&P Mid-Cap ETF	12,829	1,849,813
iShares Core S&P Small-Cap ETF	16,538	1,861,683
iShares S&P 500 Value ETF	10,233	920,356
iShares S&P Mid-Cap 400 Growth ETF	5,775	939,073
iShares S&P Mid-Cap 400 Value ETF	7,430	921,617
iShares S&P Small-Cap 600 Value ETF	8,131	921,405
PowerShares QQQ Trust, Series 1(a)	17,118	1,869,286
Vanguard FTSE All-World ex-US ETF	21,186	914,176
Total Exchange Traded Funds
(Cost $18,347,396)		18,555,913

MONEY MARKET FUND – 58.5%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class, 0.23%(b) (Cost $11,236,869)	11,236,869	11,236,869

REPURCHASE AGREEMENTS – 10.0%(c)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $446,810, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $454,611)	$446,806	446,806
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.29%, total to be received $446,810, (collateralized by various U.S. Government Agency Obligations, 1.38%-6.50%, 07/01/18-03/01/46, totaling $454,397)	446,806	446,806
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $132,459, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $135,082)	132,458	132,458
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $446,810, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $454,585)	446,806	446,806

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $446,810, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $454,435)	$446,806	$446,806
Total Repurchase Agreements
(Cost $1,919,682)		1,919,682
Total Investments – 165.1%
(Cost $31,503,947)		31,712,464
Liabilities in Excess of Other Assets – (65.1)%		(12,504,810)
Net Assets – 100.0%		$19,207,654

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,873,779; the aggregate market value of the collateral held by the fund is $1,919,682.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	96.6%
Money Market Fund	58.5
Repurchase Agreements	10.0
Total Investments	165.1
Liabilities in Excess of Other Assets	(65.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 48.8%
Commodity Fund – 2.8%
SPDR Gold Shares*	1,939	$228,026

Currency Fund – 4.3%
PowerShares DB US Dollar Index Bullish Fund*	7,672	188,271
ProShares UltraShort Euro*(a)	6,623	153,587
Total Currency Fund		341,858

Debt Fund – 10.6%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*(a)	9,041	853,470

Equity Fund – 31.1%
Direxion Daily S&P 500 Bull 3X*	6,026	504,195
iShares Residential Real Estate Capped ETF(a)	3,284	216,744
ProShares UltraPro QQQ*	4,673	478,515
ProShares UltraShort Financials*	1,227	58,589
Technology Select Sector SPDR Fund	11,604	514,754
Vanguard Global ex-U.S. Real Estate ETF	6,209	332,244
WisdomTree India Earnings Fund	2,012	39,254
WisdomTree Japan Hedged Equity Fund	7,960	347,932
Total Equity Fund		2,492,227
Total Exchange Traded Funds
(Cost $3,642,097)		3,915,581

CLOSED-END FUND – 2.5%
Country Fund – 2.5%
Morgan Stanley China A Share Fund, Inc., (Cost $280,349)	11,929	201,839

MONEY MARKET FUND – 49.1%
Goldman Sachs Financial Square Fund, 0.19%(b) (Cost $3,942,579)	3,942,579	3,942,579

REPURCHASE AGREEMENTS – 11.3%(c)
Citibank NA, dated 03/31/16, due 04/01/16, 0.31%, total to be received $135,838, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.50%, 09/22/16-03/31/23, totaling $138,554)	$135,837	135,837
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $250,003, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $254,367)	250,000	250,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.29%, total to be received $250,002, (collateralized by various U.S. Government Agency Obligations, 1.38%-6.50%, 07/01/18-03/01/46, totaling $254,247)	$250,000	$250,000
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $250,002, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $254,352)	250,000	250,000
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.26%, total to be received $19,738, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.25%, 05/15/16-08/15/40, totaling $19,998)	19,738	19,738
Total Repurchase Agreements
(Cost $905,575)		905,575
Total Investments – 111.7%
(Cost $8,770,600)		8,965,574
Liabilities in Excess of Other Assets – (11.7)%		(939,518)
Net Assets – 100.0%		$8,026,056

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $886,542; the aggregate market value of the collateral held by the fund is $905,575.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	2.8%
Country Fund	2.5
Currency Fund	4.3
Debt Fund	10.6
Equity Fund	31.1
Money Market Fund	49.1
Repurchase Agreements	11.3
Total Investments	111.7
Liabilities in Excess of Other Assets	(11.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 37.2%
Commercial Mortgage Backed Securities – 19.3%
Access Point Funding I LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	$135,083	$134,661
Aventura Mall Trust, Class A, Series 2013-AVM, 3.74%, 12/05/32@‡	1,015,000	1,087,946
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	277,050
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.61%, 04/10/49@	514,000	522,120
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 5.81%, 02/10/51@	475,000	493,299
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.93%, 01/25/38@‡	260,888	252,926
Bcrr Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	124,299	124,958
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	288,472
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	893,448
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	265,000	268,054
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,005,976
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.88%, 06/11/50@	990,000	1,029,021
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	624,107	647,972
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49#	977,154	996,396
CD Commercial Mortgage Trust, Class AMFX, Series 2007-CD4, 5.37%, 12/11/49@	895,000	910,390
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.70%, 12/10/49@	1,386,668	1,418,643
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.14%, 12/10/49@	530,000	541,482
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.70%, 12/10/49@	140,000	144,365
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.74%, 06/14/50@‡	1,113,416	1,128,410
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	805,329	804,987
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡	460,000	551,135
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,050,000	1,080,440

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	$475,133	$483,083
Credit Suisse Commercial Mortgage Trust, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	422,692	428,127
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,632,928	1,635,066
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	735,000	735,294
Gahr Commercial Mortgage Trust 2015-Nrf, Class CFX, Series 2015-NRF, 3.38%, 12/15/19@‡	200,000	196,481
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.79%, 08/10/45@	879,536	907,012
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.79%, 08/10/45@	2,318,277	2,384,620
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.22%, 11/05/30@‡	535,000	539,448
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.19%, 07/15/36@‡	535,000	531,756
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 5.94%, 04/17/45@	85,259	85,220
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.94%, 04/17/45@	1,190,000	1,191,818
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	2,301,970	2,337,333
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	980,000	984,633
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	921,000	914,616
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-CB19, 5.70%, 02/12/49@	1,590,909	1,634,799
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	2,255,000	2,330,309
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	805,000	840,926
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 5.90%, 07/15/44@	2,392,107	2,470,873
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	1,310,132	1,338,042
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,063,312	1,085,833
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	665,036	699,639

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.76%, 05/12/39@	$890,000	$889,123
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.27%, 01/11/43@	860,000	913,560
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.27%, 01/11/43@	161,760	171,603
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	430,975	434,836
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.67%, 04/15/49@	226,000	225,261
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	819,433
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	674,283	702,885
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	385,389
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	10,397	10,382
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	870,000	885,974
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	921,336	941,019
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,415,250
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	781,629
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.70%, 06/15/49@	1,265,000	1,294,912
Total Commercial Mortgage Backed Securities		48,228,335

Residential Mortgage Backed Securities – 17.7%
Agate Bay Mortgage Trust, Class A3, Series 2016-2, 3.50%, 03/25/46@‡	385,000	392,875
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	162,235	162,994
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.44%, 06/17/31@‡	271,253	266,180
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35	280,055	288,452
B2R Mortgage Trust, Class A1, Series 2015-1, 2.52%, 05/15/48‡	223,243	217,116
Banc of America Alternative Loan Trust, Class 2A1, Series 2003-10, 6.00%, 12/25/33	589,079	601,332
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.87%, 07/20/34@	176,737	175,175
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	227,247	228,081

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	$311,973	$312,276
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	452,291	451,764
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	487,761	512,851
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.47%, 04/25/34@	641,866	635,917
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.86%, 01/25/35@	989,404	983,679
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.89%, 01/25/35@	367,405	336,142
Bear Stearns Arm Trust, Class 21A1, Series 2004-10, 3.14%, 01/25/35@	1,002,249	1,009,114
Bear Stearns Arm Trust, Class 22A1, Series 2004-9, 3.23%, 11/25/34@	698,889	673,462
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34	438,000	458,004
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45‡	375,000	369,915
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.63%, 07/25/36	353,309	363,875
Citicorp Residential Mortgage Trust, Class A6, Series 2007-2, 5.44%, 06/25/37	272,471	282,389
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	581,943	599,604
Citigroup Mortgage Loan Trust, Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡	539,630	553,544
Citigroup Mortgage Loan Trust, Class A1, Series 2015-A, 3.50%, 06/25/58@‡	1,114,255	1,143,162
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	199,164	207,300
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.37%, 08/25/34@	323,941	323,042
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47‡	433,644	428,392
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	566,753	577,697
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.03%, 04/25/43@‡	1,003,673	1,005,796
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	91,579	92,491
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.54%, 09/25/34@	183,709	181,396
Csmlt 2015-1 Trust, Class A9, Series 2015-1, 3.50%, 05/25/45@‡	656,321	669,565

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	$27,533	$27,607
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 2.08%, 04/25/24@	500,000	494,798
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.17%, 06/25/34@	459,595	464,814
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	164,146	170,538
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.31%, 06/25/34@	646,919	626,030
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	24,150	22,917
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 0.68%, 06/25/28@	258,297	247,219
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.98%, 10/25/27@	249,758	247,624
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	472,873	474,158
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	219,503	227,264
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.51%, 07/25/34@	315,543	312,324
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.72%, 08/25/34@	311,647	312,867
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.40%, 04/25/35@	675,353	661,774
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	335,148	354,184
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 2.63%, 09/25/34@	150,734	152,107
JPMorgan Mortgage Trust, Class 2A2, Series 2014-1, 3.50%, 01/25/44@‡	692,151	707,419
JPMorgan Mortgage Trust, Class 1A4, Series 2015-4, 3.50%, 06/25/45@‡	475,835	485,986
JPMorgan Trust, Class A2, Series 2015-5, 2.90%, 05/25/45@‡	1,182,271	1,196,696
Master Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	235,831	245,031
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	390,695	405,906
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	254,619	255,627
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	515,463	519,193
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	347,360	352,705
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 2.56%, 08/25/34@	836,340	847,076
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	641,037	646,058
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	704,641	728,334
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	339,114	350,561

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	$809,673	$839,518
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@	1,314,553	1,364,552
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡	375,000	386,341
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.16%, 03/25/35@	1,205,000	1,169,119
RALI Series Trust, Class CB5, Series 2003-QS17, 5.50%, 09/25/33	326,343	332,233
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	95,776	96,977
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.72%, 02/25/34@	442,057	430,167
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.72%, 04/25/34@	155,364	152,673
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.72%, 04/25/34@	827,399	819,726
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.58%, 05/25/34@	350,472	348,091
Structured Asset Sec Corp. Pass-Through Cert., Class A3, Series 2002-AL1, 3.45%, 02/25/32	955,398	945,673
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.49%, 12/25/33@	296,105	295,606
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34	593,296	611,063
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	1,140,862	1,122,346
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	416,131	425,973
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.88%, 11/25/33@	317,313	311,310
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	235,600	237,867
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	599,976	605,440
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡	1,010,081	1,011,599
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡	500,000	501,231
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54‡	183,331	181,193

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡	$333,855	$330,564
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	238,173	237,365
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡	370,042	365,773
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.55%, 06/25/33@	280,376	278,938
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.32%, 08/25/33@	182,194	178,905
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.62%, 06/25/33@	30,151	30,221
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.63%, 10/25/33@	185,062	186,062
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 2.64%, 10/25/33@	183,516	183,969
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.83%, 02/25/34@	239,891	238,763
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.74%, 07/25/34@	412,060	410,844
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.74%, 07/25/34@	144,400	149,537
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.80%, 10/25/34@	502,780	498,961
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.85%, 12/25/34@	176,636	175,634
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	130,540	133,155
WinWater Mortgage Loan Trust, Class A1, Series 2014-1, 3.95%, 06/20/44@‡	535,725	558,054
WinWater Mortgage Loan Trust, Class A4, Series 2014-3, 3.50%, 11/20/44@‡	921,011	938,873
Winwater Mortgage Loan Trust, Class 1A5, Series 2016-1, 3.50%, 01/20/46@‡	976,380	1,008,944
Total Residential Mortgage Backed Securities		44,133,659

U.S. Government Agency Securities – 0.2%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	529,711	569,776
Total Mortgage Backed Securities
(Cost $95,467,074)		92,931,770

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 25.8%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	$665,000	$667,618
AmeriCredit Automobile Receivables, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	723,900
AmeriCredit Automobile Receivables, Class B, Series 2016-1, 2.30%, 03/08/21	1,720,000	1,727,856
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	503,543
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	661,215
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,055,520
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	575,600
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	749,974
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	602,358
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	661,316	690,968
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	499,221
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,130,444
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,490,805
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	176,575	182,556
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	202,171	202,625
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	460,967	458,235
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	646,480
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	497,212
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	635,198
Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	415,000	415,192
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	641,155

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	$650,000	$643,138
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	292,524	293,874
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	200,278
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	479,652
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,005,446
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	413,182
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	706,590
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	717,919
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	618,032
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	398,208
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	1,000,000	1,000,267
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,488
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	705,697	698,580
Chrysler Capital Auto Receivables Trust, Class D, Series 2014-BA, 3.44%, 08/16/21‡	680,000	667,702
Citi Held For Asset Issuance, Class A, Series 2015-PM3, 2.56%, 05/16/22‡	563,291	562,928
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	592,100	592,209
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29‡	428,957	402,718
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	285,575	298,528
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	428,242	423,701
Diamond Resorts Owner Trust, Class A, Series 2015-2, 2.99%, 05/22/28‡	364,829	365,285
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	190,098	195,197
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	602,445	601,071
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	590,000	588,812
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	1,000,000	996,099
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	1,200,000	1,201,274
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	334,894	330,963
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	88,376	88,438
DT Auto Owner Trust, Class C, Series 2014-1A, 2.64%, 10/15/19‡	499,906	499,737
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	299,983
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	559,647
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	652,412
Dt Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	700,000	702,078
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	100,981	101,007
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	500,599

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	$1,110,000	$1,110,527
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	869,160
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	495,101
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	600,000	585,487
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	1,256,900	1,257,389
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	844,773	842,750
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	507,700
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	427,669	424,455
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,075,220
Hertz Vehicle Financing LLC, Class A2, Series 2011-1A, 3.29%, 03/25/18‡	1,150,000	1,163,894
Hertz Vehicle Financing LLC, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	200,163
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	801,176	797,503
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	270,766	266,477
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	998,897
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	423,080
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	499,130
LEAF Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	615,000	604,158
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	345,728
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	833,650	839,053
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	338,630	360,380
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	559,244	562,410
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	287,754	300,548
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	730,000	728,301
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	320,997
Onemain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	118,960

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	$486,630	$486,910
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	39,016	39,071
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	95,326	95,562
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	601,445
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	600,490
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	276,653	279,035
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	352,386
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	785,000	784,526
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	479,395
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,070,000	1,067,200
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	177,564	176,893
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	120,619	120,090
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	123,000	122,880
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	116,251	114,840
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	471,186	468,756
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	490,384
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	273,479
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,281,714
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	655,000	655,906
Sofi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36‡	495,000	491,880
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	201,970	204,152
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	591,821	588,691

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	$335,930	$332,117
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	806,383
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	500,863
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	246,201	244,381
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	290,019	299,127
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	838,002	855,523
United Auto Credit Securitization Trust, Class B, Series 2016-1, 2.73%, 05/15/18‡	720,000	719,408
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	533,059	529,179
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	532,325	522,261
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	795,000	793,588
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	494,176
Total Asset Backed Securities
(Cost $64,802,618)		64,553,876

CORPORATE BONDS – 20.9%
Consumer Discretionary – 1.9%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	116,869
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	85,000	87,762
CCO Safari II LLC, 4.46%, 07/23/22‡	175,000	183,118
Churchill Downs, Inc., 5.38%, 12/15/21‡	175,000	181,125
Lennar Corp., 4.50%, 11/15/19	305,000	318,725
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	530,139
Newell Rubbermaid, Inc., 2.60%, 03/29/19	375,000	380,725
Newell Rubbermaid, Inc., 3.15%, 04/01/21	65,000	66,845
Newell Rubbermaid, Inc., 3.85%, 04/01/23	45,000	46,740
PulteGroup, Inc., 4.25%, 03/01/21(a)	620,000	632,400
QVC, Inc., 3.13%, 04/01/19	505,000	506,924
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	225,664
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	389,063
Toll Brothers Finance Corp., 6.75%, 11/01/19(a)	117,000	131,040
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.38%, 06/15/19	575,000	573,563
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	450,293
Total Consumer Discretionary		4,820,995

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples – 0.1%
Kraft Heinz Foods Co., 2.80%, 07/02/20‡	$185,000	$190,207

Energy – 2.2%
Anadarko Petroleum Corp., 4.85%, 03/15/21	320,000	323,741
Antero Resources Corp., 5.63%, 06/01/23	210,000	194,250
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22‡	155,000	129,812
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	570,000	505,162
Concho Resources, Inc., 5.50%, 04/01/23(a)	345,000	339,825
ConocoPhillips Co., 4.20%, 03/15/21	145,000	151,592
Enbridge Energy Partners LP, 4.38%, 10/15/20	110,000	106,654
Exxon Mobil Corp., 2.22%, 03/01/21	195,000	198,588
Exxon Mobil Corp., 2.73%, 03/01/23	155,000	157,787
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	553,765
MPLX LP, 5.50%, 02/15/23‡	320,000	310,211
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	326,350
Occidental Petroleum Corp., 2.60%, 04/15/22	50,000	50,461
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	414,064
Sabine Oil & Gas Corp., 7.25%, 06/15/19^	92,000	1,725
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23‡	665,000	668,737
Transocean, Inc., 5.80%, 12/15/16	545,000	545,409
Weatherford International Ltd., 9.63%, 03/01/19	385,000	385,963
Total Energy		5,364,096

Financials – 8.4%
Air Lease Corp., 2.63%, 09/04/18	520,000	517,017
Aircastle Ltd., 5.13%, 03/15/21	210,000	219,450
Ally Financial, Inc., 3.25%, 02/13/18	225,000	223,312
Ally Financial, Inc., 3.25%, 11/05/18	145,000	142,970
Ally Financial, Inc., 4.13%, 03/30/20	270,000	268,650
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	95,000	97,127
American Tower Corp., 3.30%, 02/15/21	375,000	381,840
American Tower Trust I, 1.55%, 03/15/18‡	347,000	346,910
Ares Capital Corp., 4.88%, 11/30/18	76,000	78,128
Ares Capital Corp., 3.88%, 01/15/20(a)	210,000	215,369
Aviation Capital Group Corp., 3.88%, 09/27/16‡	430,000	432,687
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	196,039
Bank of America Corp., 2.00%, 01/11/18	235,000	236,070
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	214,800
Bank of America Corp., 5.49%, 03/15/19	66,000	72,028

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49@	$555,000	$555,000
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	82,394
Berkshire Hathaway, Inc., 2.20%, 03/15/21	60,000	61,316
Brixmor Operating Partnership LP, 3.88%, 08/15/22	210,000	205,220
Capital One Financial Corp., 6.15%, 09/01/16	400,000	408,161
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	457,394
Corrections Corp. of America, 5.00%, 10/15/22	450,000	471,375
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	130,742
DDR Corp., 7.88%, 09/01/20	280,000	336,758
DDR Corp., 3.50%, 01/15/21	145,000	147,254
Digital Realty Trust LP, 3.40%, 10/01/20	420,000	429,805
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	275,288
DuPont Fabros Technology LP, 5.88%, 09/15/21	475,000	499,937
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	339,337
First Horizon National Corp., 3.50%, 12/15/20	550,000	550,201
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	250,799
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	540,782
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	665,103
FS Investment Corp., 4.25%, 01/15/20	435,000	435,539
FS Investment Corp., 4.75%, 05/15/22	115,000	114,058
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	355,093
Genworth Holdings, Inc., 7.63%, 09/24/21	200,000	171,600
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	530,000	553,850
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	691,346
Government Properties Income Trust, 3.75%, 08/15/19	85,000	86,995
HCP, Inc., 3.75%, 02/01/19	140,000	144,548
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	151,761
Huntington Bancshares, Inc., 7.00%, 12/15/20(a)	200,000	232,468
Jefferies Group LLC, 5.13%, 04/13/18	275,000	285,292
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	294,790
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	383,210
JPMorgan Chase & Co., Series Z, 5.30%, 12/29/49@	40,000	40,200
Kimco Realty Corp., 3.40%, 11/01/22	105,000	106,588
Lazard Group LLC, 4.25%, 11/14/20	275,000	287,479
Lincoln National Corp., 8.75%, 07/01/19	125,000	149,487
Lincoln National Corp., 6.05%, 04/20/67@	100,000	65,250
McGraw-Hill Financial, Inc., 3.30%, 08/14/20	210,000	217,464
Morgan Stanley, 2.13%, 04/25/18	180,000	181,339
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 02/15/22	45,000	47,194

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
National Retail Properties, Inc., 5.50%, 07/15/21	$250,000	$282,124
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	65,044
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	289,179
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	370,000	372,775
Santander Holdings USA, Inc., 2.65%, 04/17/20	475,000	470,170
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	722,281
SBA Tower Trust, 3.16%, 10/15/20‡	425,000	425,161
Select Income REIT, 4.15%, 02/01/22	515,000	511,641
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	413,997
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	182,162
State Street Corp., 4.96%, 03/15/18	300,000	315,460
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	406,289
Ventas Realty LP, 4.00%, 04/30/19	310,000	325,478
Voya Financial, Inc., 2.90%, 02/15/18	365,000	370,790
Wells Fargo & Co., 5.13%, 09/15/16	75,000	76,371
Willis North America, Inc., 6.20%, 03/28/17	250,000	260,702
Zions Bancorporation, 4.50%, 03/27/17	330,000	336,734
Total Financials		20,871,172

Health Care – 1.5%
AbbVie, Inc., 2.50%, 05/14/20	540,000	550,284
Actavis Funding SCS, 3.00%, 03/12/20	85,000	87,610
Actavis Funding SCS, 3.45%, 03/15/22	85,000	88,359
Centene Escrow Corp., 5.63%, 02/15/21‡	320,000	334,400
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	170,000	172,125
Express Scripts Holding Co., 3.30%, 02/25/21	100,000	102,615
Forest Laboratories LLC, 4.38%, 02/01/19‡	200,000	212,346
Fresenius US Finance II, Inc. (Germany), 4.50%, 01/15/23‡	140,000	142,800
HCA, Inc., 3.75%, 03/15/19	160,000	164,304
HCA, Inc., 6.50%, 02/15/20	185,000	203,500
Mylan NV, 3.00%, 12/15/18‡	170,000	172,444
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	95,857
Quintiles Transnational Corp., 4.88%, 05/15/23‡	170,000	175,253
Stryker Corp., 2.00%, 03/08/19	95,000	96,083
Stryker Corp., 2.63%, 03/15/21	60,000	61,253
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	160,500
Tenet Healthcare Corp., 5.00%, 03/01/19	60,000	59,625
Tenet Healthcare Corp., 4.13%, 06/15/20@‡	260,000	259,350
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	112,350
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	295,000	299,413

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	$295,000	$299,772
Total Health Care		3,850,243

Industrials – 3.6%
ADT Corp. (The), 6.25%, 10/15/21(a)	540,000	545,400
America West Airlines Pass-Through Trust, Series 991G, 7.93%, 07/02/20	266,526	283,517
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	930,186	992,973
Continental Airlines Class A Pass-Through Trust, Series 991A, 6.55%, 08/02/20	278,002	294,168
Continental Airlines Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	474,923	521,205
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	588,158	617,007
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	173,134	183,522
Delta Air Lines Class A Pass-Through Trust, Series 2A, 4.95%, 05/23/19	611,458	644,324
Delta Air Lines Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	948,072	1,006,141
HD Supply, Inc., 5.25%, 12/15/21‡(a)	360,000	379,350
Lockheed Martin Corp., 2.50%, 11/23/20	195,000	199,945
Masco Corp., 3.50%, 04/01/21	515,000	521,438
Masco Corp., 5.95%, 03/15/22	400,000	441,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	194,029
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	228,655
Standard Industries, Inc./NJ, 5.13%, 02/15/21‡	35,000	36,006
Textron, Inc., 4.63%, 09/21/16	400,000	406,030
UAL Pass-Through Trust, Series 09-2, 9.75%, 07/15/18	292,484	307,527
UAL Pass-Through Trust, Series 071A, 6.64%, 01/02/24	1,184,816	1,242,576
Total Industrials		9,044,813

Information Technology – 1.3%
Apple, Inc., 2.25%, 02/23/21	325,000	331,343
Apple, Inc., 2.85%, 02/23/23	140,000	145,251
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	150,000	150,896
Dun & Bradstreet Corp. (The), 4.00%, 06/15/20	150,000	149,113
eBay, Inc., 2.50%, 03/09/18	50,000	50,835
Electronic Arts, Inc., 3.70%, 03/01/21	100,000	104,069
Fidelity National Information Services, Inc., 3.63%, 10/15/20	305,000	315,548
First Data Corp., 5.00%, 01/15/24‡	260,000	261,300
Hewlett Packard Enterprise Co., 2.45%, 10/05/17‡	435,000	438,001
Hewlett Packard Enterprise Co., 2.85%, 10/05/18‡	325,000	330,656

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett Packard Enterprise Co., 3.60%, 10/15/20‡	$65,000	$67,659
Juniper Networks, Inc., 3.13%, 02/26/19	415,000	422,345
Juniper Networks, Inc., 3.30%, 06/15/20	110,000	111,656
Oracle Corp., 2.50%, 05/15/22	200,000	204,198
Western Digital Corp., 7.38%, 04/01/23‡	105,000	107,363
Total Information Technology		3,190,233

Materials – 0.1%
Airgas, Inc., 3.05%, 08/01/20	43,000	44,043
Huntsman International LLC, 4.88%, 11/15/20(a)	200,000	199,000
Total Materials		243,043

Telecommunication Services – 1.2%
AT&T, Inc., 2.80%, 02/17/21	840,000	862,202
AT&T, Inc., 3.88%, 08/15/21	210,000	223,736
AT&T, Inc., 3.00%, 06/30/22	205,000	208,268
CenturyLink, Inc., 7.50%, 04/01/24	365,000	366,825
Crown Castle International Corp., 3.40%, 02/15/21	25,000	25,400
Frontier Communications Corp., 6.25%, 09/15/21	185,000	171,937
Frontier Communications Corp., 10.50%, 09/15/22‡	65,000	66,869
Level 3 Financing, Inc., 5.38%, 01/15/24‡	95,000	96,425
Level 3 Financing, Inc., 5.25%, 03/15/26‡	250,000	252,500
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	281,875
Verizon Communications, Inc., 2.50%, 09/15/16	43,000	43,336
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,634
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	205,897
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	138,982
Total Telecommunication Services		2,996,886

Utilities – 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	45,000	46,350
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	242,050
Dynegy, Inc., 7.38%, 11/01/22	705,000	655,650
Exelon Corp., 2.85%, 06/15/20	555,000	566,922
Total Utilities		1,510,972
Total Corporate Bonds
(Cost $52,158,695)		52,082,660

TERM LOANS – 8.3%
Consumer Discretionary – 2.5%
Altice US Finance I Corp., 4.25%, 12/14/22@	479,966	478,039

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Aristocrat International Pty Ltd. (Australia), 4.75%, 10/20/21@	$394,154	$395,839
Boyd Gaming Corp., 4.00%, 08/14/20@	259,252	259,576
Caesars Entertainment Corp., 1.50%, 10/31/16@^	136,711	129,387
CCO Safari III LLC, 3.25%, 08/24/21@	90,000	89,919
CCO Safari III LLC, 3.50%, 01/24/23@	77,000	77,193
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22@	536,305	512,507
Charter Communications Operating, LLC, 3.00%, 07/01/20@	411,537	410,378
CSC Holdings LLC, 2.93%, 04/17/20@	449,878	450,215
FCA U.S. LLC, 3.25%, 12/31/18@	189,962	190,022
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	794,077	795,153
Jarden Corp., 3.18%, 09/30/20@	17,863	17,868
Jarden Corp., 3.18%, 07/29/22@	125,370	125,370
Libbey Glass, Inc., 3.75%, 04/09/21@	308,821	306,312
MGM Resorts International, 3.50%, 12/20/19@	353,173	352,889
PetSmart, Inc., 4.25%, 03/11/22@	528,595	527,252
Six Flags Theme Parks, Inc., 5.25%, 06/30/22@	151,853	152,233
Staples, 4.75%, 02/02/22	720,000	720,500
Univision Communications, Inc., 4.00%, 03/01/20@	248,000	245,849
Total Consumer Discretionary		6,236,501

Consumer Staples – 1.4%
Albertson's Holdings LLC, 5.50%, 08/25/21@	526,599	528,047
ARAMARK Corp., 3.25%, 09/07/19@	436,025	435,916
ARAMARK Corp., 3.25%, 02/24/21@	493,703	493,187
Coty, Inc., 3.75%, 10/27/22@	90,476	90,521
Galleria Co., 3.75%, 01/26/23@	180,952	180,896
Hostess Brands LLC, 4.50%, 08/03/22@	681,575	683,136
Kronos, Inc., 4.50%, 10/30/19@	423,996	422,938
Pinnacle Foods, 3.75%, 01/13/23	63,840	64,170
Spectrum Brands, Inc., 3.50%, 06/23/22@	586,760	589,401
Total Consumer Staples		3,488,212

Energy – 0.2%
MEG Energy Corp. (Canada), 3.75%, 03/31/20@	569,594	462,795

Financials – 0.4%
Delos Finance Sarl, 3.50%, 03/06/21@	633,000	634,978
Realogy Group LLC, 3.75%, 03/05/20@	491,206	491,665
Total Financials		1,126,643

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Health Care – 0.8%
CHS/Community Health Systems, Inc., 3.68%, 12/31/18@	$267,866	$265,741
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	532,318	524,110
Emdeon, Inc., 3.75%, 11/02/18@	347,938	346,894
Endo Luxembourg Finance I Co. Sarl (Luxembourg), 3.75%, 09/26/22@	146,633	144,685
Quintiles Transnational Corp, 3.25%, 05/12/22@	75,430	75,590
RPI Finance Trust, 3.50%, 11/09/20@	302,932	304,144
Team Health, Inc., 4.50%, 11/23/22@	225,435	226,137
Valeant Pharmaceuticals International, Inc., 5.25%, 02/13/19@	259,734	246,553
Total Health Care		2,133,854

Industrials – 1.0%
Air Canada (Canada), 4.00%, 09/26/19@	230,888	231,429
American Airlines, Inc., 3.25%, 06/27/20@	305,000	304,184
American Airlines, Inc., 3.50%, 10/10/21@	251,460	251,271
AWAS Finance Luxembourg 2012 SA, 3.50%, 07/16/18@	432,068	431,662
Nortek, Inc., 3.50%, 10/30/20@	587,678	571,764
TransDigm, Inc., 3.75%, 06/04/21@	544,097	537,587
United Airlines, Inc., 3.50%, 09/15/21@	103,974	103,974
Total Industrials		2,431,871

Information Technology – 0.5%
Blue Coat Systems, Inc., 4.50%, 05/20/22@	219,450	216,570
First Data Corp., 3.93%, 03/23/18@	590,931	590,783
NXP BV (Netherlands), 3.75%, 12/07/20@	347,130	348,350
Total Information Technology		1,155,703

Materials – 0.7%
Anchor Glass Container Corp., 4.25%, 07/01/22@	519,475	518,395
Huntsman, 12/31/23	232,000	231,348
Ineos U.S. Finance LLC, 3.75%, 12/15/20@	194,290	191,618
Owens-Brockway Glass Container, Inc., 3.50%, 09/01/22@	603,612	605,499
PolyOne Corp, 3.75%, 11/11/22@	173,565	174,162
Total Materials		1,721,022

Telecommunication Services – 0.5%
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	225,914
Level 3 Financing, Inc., 3.50%, 05/31/22@	290,000	289,819
T-Mobile USA, Inc, 3.50%, 11/09/22@	381,045	382,981
Virgin Media Investment Holdings Ltd. (United Kingdom), 3.50%, 06/30/23@	336,661	334,348
Total Telecommunication Services		1,233,062

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Utilities – 0.3%
Calpine Corp., 3.50%, 05/27/22@	$445,633	$440,897
NRG Energy, Inc., 2.75%, 07/01/18@	383,203	380,067
Total Utilities		820,964
Total Term Loans
(Cost $20,948,802)		20,810,627

FOREIGN BONDS – 3.7%
Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd. (China), 2.50%, 11/28/19	700,000	707,770
Delphi Automotive PLC (United Kingdom), 3.15%, 11/19/20	530,000	541,675
Total Consumer Discretionary		1,249,445

Consumer Staples – 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), 1.90%, 02/01/19	155,000	157,278
Anheuser-Busch InBev Finance, Inc. (Belgium), 2.65%, 02/01/21	450,000	462,723
Total Consumer Staples		620,001

Energy – 0.2%
EnCana Corp. (Canada), 3.90%, 11/15/21	555,000	486,914

Financials – 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), 4.25%, 07/01/20	165,000	166,856
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), 4.50%, 05/15/21	165,000	169,227
Axis Bank Ltd. (India), 3.25%, 05/21/20‡	450,000	460,729
Daimler Finance North America LLC (Germany), 2.45%, 05/18/20‡	500,000	505,579
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	679,453	660,768
Industrial & Commercial Bank of China Ltd. (China), 3.23%, 11/13/19	475,000	491,633
Korea Development Bank (The) (South Korea), 4.63%, 11/16/21	375,000	422,595
Trinity Acquisition PLC (United Kingdom), 3.50%, 09/15/21	130,000	132,412
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), 3.25%, 10/05/20‡	535,000	547,027
XLIT Ltd., Series E (Ireland), 6.50%, 12/29/49@	105,000	72,975
Total Financials		3,629,801

Industrials – 0.9%
Air Canada Class B Pass-Through Trust (Canada), 5.38%, 05/15/21‡	474,802	461,151
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/20‡	145,000	147,464
Bombardier, Inc. (Canada), 4.75%, 04/15/19‡	240,000	209,400

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Industrials (continued)
British Airways Class B Pass-Through Trust (United Kingdom), 5.63%, 06/20/20‡	$297,867	$302,707
Virgin Australia Trust, Series 2013-1A (Australia), 5.00%, 04/23/25‡	1,078,857	1,101,783
Total Industrials		2,222,505

Materials – 0.0%**
Methanex Corp. (Canada), 3.25%, 12/15/19	100,000	93,132

Telecommunication Services – 0.0%**
Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	100,000	101,078

Utilities – 0.3%
Majapahit Holding BV (Indonesia), 7.75%, 01/20/20‡	245,000	280,525
State Grid Overseas Investment 2014 Ltd. (China), 2.75%, 05/07/19‡	500,000	513,594
Total Utilities		794,119
Total Foreign Bonds
(Cost $9,210,430)		9,196,995

U.S. GOVERNMENT AGENCY SECURITIES – 1.8%
Federal Home Loan Mortgage Corporation, 3.50%, 03/01/45	544,482	572,395
Federal National Mortgage Association, 2.50%, 02/01/31	1,774,369	1,823,759
Federal National Mortgage Association, 3.00%, 10/01/30	674,038	704,667
Federal National Mortgage Association, 3.00%, 10/01/30	1,010,682	1,056,610
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	109,483	116,916
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	294,637	306,191
Total U.S. Government Agency Securities
(Cost $4,556,837)		4,580,538

U.S. TREASURY NOTE – 0.4%
U.S. Treasury Note, 01/31/21, 1.38%(a)
(Cost $1,008,271)	1,000,000	1,007,188

MONEY MARKET FUND – 1.2%
BofA Cash Reserves Money Market Fund - Capital Class, 0.43%(b) (Cost $2,916,732)	2,916,732	2,916,732

REPURCHASE AGREEMENTS – 0.9%(c)
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.29%, total to be received $515,351, (collateralized by various U.S. Government Agency Obligations, 1.38%-6.50%, 07/01/18-03/01/46, totaling $524,102)	515,347	515,347

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $152,754, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $155,779)	$152,753	$152,753
Merrill Lynch Pierce Fenner & Smith, Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $515,351, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $524,319)	515,347	515,347
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $515,352, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $524,147)	515,347	515,347
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $515,351, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $524,147)	515,347	515,347
Total Repurchase Agreements
(Cost $2,214,141)		2,214,141
Total Investments – 100.2%
(Cost $253,283,600)		250,294,527
Liabilities in Excess of Other Assets – (0.2)%		(477,918)
Net Assets – 100.0%		$249,816,609

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
^	Is In Default.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
#	The maturity date shown represents the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on this obligation. Unless otherwise noted, the coupon rate presented is fixed rate.
**	Less than 0.05%
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,622,793; the aggregate market value of the collateral held by the fund is $3,709,214. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,495,073.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedule of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Backed Securities	25.8%
Commercial Mortgage Backed Securities	19.3
Consumer Discretionary	4.9
Consumer Staples	1.8
Energy	2.6
Financials	10.3
Health Care	2.3
Industrials	5.5
Information Technology	1.8
Materials	0.8
Residential Mortgage Backed Securities	17.7
Telecommunication Services	1.7
U.S. Government Agency Securities	2.0
U.S. Treasury Note	0.4
Utilities	1.2
Money Market Fund	1.2
Repurchase Agreements	0.9
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS – 76.7%
Advertising – 1.8%
Acosta, Inc., 4.25%, 09/26/21@	$494,470	$484,138

Aerospace & Defense – 3.3%
Hamilton Sundstrand Industrial, 4.00%, 12/13/19 (Luxembourg)@	488,586	428,327
TransDigm, Inc., 3.75%, 02/28/20@	440,089	434,940
Total Aerospace & Defense		863,267

Auto Parts & Equipment – 3.6%
Cooper-Standard Automotive, 4.00%, 04/04/21@	493,719	490,480
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	494,975	450,605
Total Auto Parts & Equipment		941,085

Building Materials – 1.8%
GYP Holdings III Corp., 4.75%, 04/01/21@	494,962	468,823

Chemicals – 0.9%
MacDermid, Inc., 5.50%, 06/07/20@	246,875	239,238

Commercial Services – 5.5%
Allied Security Holdings LLC, 4.25%, 02/12/21@	494,010	482,894
Brickman Group Ltd. LLC (The), 4.00%, 12/18/20@	247,475	244,134
Brickman Group Ltd. LLC (The), 7.50%, 12/17/21@	250,000	240,938
ServiceMaster Co. LLC (The), 4.25%, 07/01/21@	493,734	494,413
Total Commercial Services		1,462,379

Distribution/Wholesale – 3.7%
Spin Holdco, Inc., 4.25%, 11/14/19@	494,369	482,751
Univar, Inc., 4.25%, 07/01/22@	497,500	491,826
Total Distribution/Wholesale		974,577

Diversified Financial Services – 1.9%
AlixPartners LLP, 4.50%, 07/28/22@	248,750	248,594
TransFirst, Inc., 6.25%, 11/12/21@	249,370	249,605
Total Diversified Financial Services		498,199

Entertainment – 1.8%
Scientific Games International, Inc., 6.00%, 10/01/21@	493,750	479,478

Environmental Control – 0.9%
Waste Industries USA, Inc., 4.25%, 02/27/20@	247,500	248,350

Food – 3.7%
Albertsons LLC, 5.50%, 03/21/19@	496,250	497,042

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Food (continued)
U.S. Foods, Inc., 4.50%, 03/31/19@	$493,655	$492,023
Total Food		989,065

Hand/Machine Tools – 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	494,268	480,523

Healthcare - Services – 3.7%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	174,296	171,610
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	320,701	315,755
IASIS Healthcare LLC, 4.50%, 05/03/18@	494,885	493,237
Total Healthcare - Services		980,602

Household Products/Wares – 1.8%
Reynolds Group Holdings, Inc., 4.50%, 12/01/18 (New Zealand)@	487,336	488,225

Insurance – 1.8%
HUB International Ltd., 4.00%, 10/02/20@	246,851	241,033
USI, Inc., 4.25%, 12/27/19@	246,835	243,646
Total Insurance		484,679

Internet – 0.9%
Zayo Group LLC, 3.75%, 05/06/21@	246,866	246,198

Leisure Time – 4.2%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	246,859	237,911
Bombardier Recreational Products, Inc., 3.75%, 01/30/19 (Canada)@	250,000	247,916
ClubCorp Club Operations, Inc., 4.25%, 12/15/22@	374,521	374,287
Leslie's Poolmart, 4.25%, 10/16/19@	246,804	244,952
Total Leisure Time		1,105,066

Lodging – 2.4%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	246,843	229,071
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	246,859	203,197
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	211,250	211,536
Total Lodging		643,804

Machinery-Diversified – 1.8%
Rexnord, 4.00%, 08/21/20@	493,671	487,307

Media – 1.6%
Altice US Finance I Corp., 4.25%, 12/14/22@	248,058	247,458
iHeartCommunications, Inc., 7.18%, 01/30/19@	250,000	174,188
Total Media		421,646

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Mining – 1.6%
FMG Resources Pty. Ltd., 4.25%, 06/30/19 (Australia)@	$493,671	$418,386

Miscellaneous Manufacturing – 0.9%
Gates Global LLC, 4.25%, 07/05/21@	243,311	230,310

Packaging & Containers – 5.5%
Ardagh Holdings USA, Inc., 4.00%, 12/17/19 (Ireland)@	493,703	494,011
BWAY Holding Co., 5.50%, 08/14/20@	493,719	480,142
SIG Combibloc, 4.25%, 03/11/22 (Luxembourg)@	495,000	494,188
Total Packaging & Containers		1,468,341

Retail – 15.5%
BJ's Wholesale Club, Inc., 4.50%, 09/26/19@	494,112	481,965
Burger King, 3.75%, 12/10/21 (Canada)@	376,623	376,937
CEC Entertainment, Inc., 4.00%, 02/15/21@	493,703	481,237
Dollar Tree, Inc., 3.50%, 07/06/22@	144,525	145,248
Doosan Infracore International, Inc., 4.50%, 05/28/21@	246,596	244,130
Jo-Ann Stores LLC, 4.00%, 03/16/18@	238,952	232,978
Michaels Stores, Inc., 4.00%, 01/28/20@	203,148	203,583
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	494,949	454,735
NPC International, Inc., 4.75%, 12/28/18@	491,427	491,427
PetSmart, Inc., 4.25%, 03/11/22@	496,250	494,990
Rite Aid Corp., 5.75%, 08/21/20@	250,000	251,145
Smart & Final Stores LLC, 4.00%, 11/15/19@	250,000	248,562
Total Retail		4,106,937

Semiconductors – 1.0%
Microsemi Corp., 5.25%, 01/15/23@	251,086	252,616

Software – 1.9%
Infor U.S., Inc., 3.75%, 06/03/20@	246,786	239,922
Solera LLC, 5.75%, 03/03/23@	250,000	250,201
Total Software		490,123

Technology – 1.4%
ON Semiconductor, 5.25%, 03/31/23@	375,000	376,114
Total Term Loans
(Cost $20,844,624)		20,329,476

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal/Shares	Value
CORPORATE BONDS – 10.6%
Commercial Services – 1.0%
United Rentals North America, Inc., 7.38%, 05/15/20(a)	$250,000	$261,719

Distribution/Wholesale – 1.0%
HD Supply, Inc., 11.50%, 07/15/20	250,000	278,594

Diversified Financial Services – 0.8%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	217,500

Electric – 1.5%
Dynegy, Inc., 6.75%, 11/01/19	250,000	250,000
GenOn Energy, Inc., 9.88%, 10/15/20	250,000	162,500
Total Electric		412,500

Entertainment – 0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21(a)	124,000	124,000

Healthcare - Services – 1.0%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	258,438

Home Builders – 1.0%
Lennar Corp., 4.50%, 06/15/19	250,000	259,375

Lodging – 1.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20(a)	125,000	123,000
MGM Resorts International, 6.75%, 10/01/20(a)	250,000	271,750
Total Lodging		394,750

Media – 1.0%
Neptune Finco Corp., 6.63%, 10/15/25‡	250,000	270,912

Real Estate – 0.6%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	150,000	148,500

Telecommunications – 0.7%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	184,062
Total Corporate Bonds
(Cost $2,969,759)		2,810,350

MONEY MARKET FUND – 12.2%
JP Morgan US Government Money Market Fund - Institutional Class, 0.20%(b) (Cost $3,225,951)	3,225,951	3,225,951

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 1.2%(c)
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.29%, total to be received $250,002, (collateralized by various U.S. Government Agency Obligations, 1.38%-6.50%, 07/01/18-03/01/46, totaling $254,247)	$250,000	$250,000
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $74,378, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $75,850)	74,377	74,377
Total Repurchase Agreements
(Cost $324,377)		324,377
Total Investments – 100.7%
(Cost $27,364,711)		26,690,154
Liabilities in Excess of Other Assets – (0.7)%		(192,891)
Net Assets – 100.0%		$26,497,263

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $658,417; the aggregate market value of the collateral held by the fund is $673,479. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $349,102.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

Total Return Swaps contracts outstanding as of March 31, 2016:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	3,000,000	0.62%	6/20/2016	$3,000,000	$3,002,182	$2,182

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.8%
Aerospace & Defense	3.3
Auto Parts & Equipment	3.6
Building Materials	1.8
Chemicals	0.9
Commercial Services	6.5
Distribution/Wholesale	4.7
Diversified Financial Services	2.7
Electric	1.5
Entertainment	2.3
Environmental Control	0.9
Food	3.7
Hand/Machine Tools	1.8
Healthcare - Services	4.7
Home Builders	1.0
Household Products/Wares	1.8
Insurance	1.8
Internet	0.9
Leisure Time	4.2
Lodging	3.9
Machinery-Diversified	1.8
Media	2.6
Mining	1.6
Miscellaneous Manufacturing	0.9
Packaging & Containers	5.5
Real Estate	0.6
Retail	15.5
Semiconductors	1.0
Software	1.9
Technology	1.4
Telecommunications	0.7
Money Market Fund	12.2
Repurchase Agreements	1.2
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 66.7%
Aerospace / Defense – 1.1%
Triumph Group, Inc., 5.25%, 06/01/22	$2,329,000	$2,107,745

Agriculture – 1.1%
Alliance One International, Inc., 9.88%, 07/15/21(a)	2,725,000	2,088,031

Auto Parts & Equipment – 1.3%
Titan International, Inc., 6.88%, 10/01/20(a)	3,056,000	2,490,640

Beverages – 1.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡	2,371,000	2,480,659

Biotechnology – 1.3%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	2,884,000	2,559,550

Building Materials – 1.0%
Standard Industries, Inc./NJ, 5.13%, 02/15/21‡	973,000	1,000,974
Standard Industries, Inc./NJ, 5.50%, 02/15/23‡	973,000	999,757
Total Building Materials		2,000,731

Chemicals – 1.7%
Hexion, Inc., 10.00%, 04/15/20	2,186,000	1,972,865
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 6.75%, 05/01/22‡	1,250,000	1,253,125
Total Chemicals		3,225,990

Coal – 0.1%
Arch Coal, Inc., 8.00%, 01/15/19^‡	13,037,000	195,555

Commercial Services – 5.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.38%, 04/01/24‡	1,500,000	1,509,225
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	2,642,000	2,311,750
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	3,094,000	2,382,380
Quad/Graphics, Inc., 7.00%, 05/01/22	2,872,000	2,398,120
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21	2,261,000	2,290,294
Total Commercial Services		10,891,769

Computers – 1.2%
Western Digital Corp., 7.38%, 04/01/23‡	1,100,000	1,124,750
Western Digital Corp., 10.50%, 04/01/24‡	1,100,000	1,105,500
Total Computers		2,230,250

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Distribution / Wholesale – 1.6%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23‡	$1,452,000	$1,513,710
HD Supply, Inc., 5.75%, 04/15/24‡	1,500,000	1,545,000
Total Distribution / Wholesale		3,058,710

Diversified Financial Services – 3.9%
CNG Holdings, Inc., 9.38%, 05/15/20‡(a)	5,032,000	2,214,080
Creditcorp, 12.00%, 07/15/18‡	6,093,000	3,259,755
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	3,099,000	1,874,895
Total Diversified Financial Services		7,348,730

Electrical Components & Equipment – 1.0%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,311,000	1,970,127

Electronics – 0.9%
Kemet Corp., 10.50%, 05/01/18(a)	2,355,000	1,736,813

Entertainment – 1.5%
WMG Acquisition Corp., 6.75%, 04/15/22‡	2,914,000	2,899,430

Environmental Control – 0.7%
Clean Harbors, Inc., 5.13%, 06/01/21‡	1,250,000	1,270,312

Food – 5.0%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	2,351,000	2,256,960
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 01/15/24‡	2,228,000	2,343,188
Simmons Foods, Inc., 7.88%, 10/01/21‡	3,199,000	2,703,155
SUPERVALU, Inc., 6.75%, 06/01/21(a)	2,612,000	2,239,790
Total Food		9,543,093

Healthcare - Products – 2.8%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,936,000	1,923,900
Kinetic Concepts, Inc. / KCI USA, Inc., 7.88%, 02/15/21‡	1,070,000	1,134,200
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23‡(a)	2,455,000	2,240,187
Total Healthcare - Products		5,298,287

Healthcare - Services – 4.3%
Acadia Healthcare Co., Inc., 6.50%, 03/01/24‡	1,170,000	1,219,725
Centene Escrow Corp., 5.63%, 02/15/21‡	729,000	761,805
Centene Escrow Corp., 6.13%, 02/15/24‡	729,000	769,095
HCA, Inc., 5.25%, 06/15/26	1,000,000	1,027,500
LifePoint Health, Inc., 5.88%, 12/01/23(a)	968,000	1,013,980

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Healthcare - Services (continued)
MEDNAX, Inc., 5.25%, 12/01/23‡	$723,000	$753,727
Select Medical Corp., 6.38%, 06/01/21(a)	2,736,000	2,599,200
Total Healthcare - Services		8,145,032

Holding Companies - Diversified – 0.9%
Horizon Pharma Financing, Inc., 6.63%, 05/01/23‡(a)	2,000,000	1,775,000

Home Builders – 1.7%
M/I Homes, Inc., 6.75%, 01/15/21	968,000	955,900
PulteGroup, Inc., 4.25%, 03/01/21(a)	1,000,000	1,020,000
PulteGroup, Inc., 5.50%, 03/01/26	1,250,000	1,292,188
Total Home Builders		3,268,088

Household Products / Wares – 0.9%
Prestige Brands, Inc., 6.38%, 03/01/24‡	1,655,000	1,733,613

Leisure Time – 1.2%
Icon Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	2,433,000	2,207,947

Machinery - Diversified – 1.8%
CNH Industrial Capital LLC, 4.88%, 04/01/21(a)	1,000,000	998,750
Xerium Technologies, Inc., 8.88%, 06/15/18	2,904,000	2,410,320
Total Machinery - Diversified		3,409,070

Media – 2.4%
AMC Networks, Inc., 5.00%, 04/01/24	1,250,000	1,257,812
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,345,000	2,315,688
Sinclair Television Group, Inc., 5.88%, 03/15/26‡	1,000,000	1,026,250
Total Media		4,599,750

Miscellaneous Manufacturing – 2.6%
Koppers, Inc., 7.88%, 12/01/19(a)	2,208,000	2,210,760
Techniplas LLC, 10.00%, 05/01/20‡	3,738,000	2,710,050
Total Miscellaneous Manufacturing		4,920,810

Oil & Gas – 0.2%
Western Refining, Inc., 6.25%, 04/01/21	490,000	437,325

Pharmaceuticals – 2.7%
BioScrip, Inc., 8.88%, 02/15/21	3,192,000	2,713,200
NBTY, Inc., 9.00%, 10/01/18	2,340,000	2,401,425
Total Pharmaceuticals		5,114,625

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Pipelines – 0.4%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.50%, 07/01/21	$980,000	$774,200

REITS – 0.9%
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	1,558,000	1,647,585

Retail – 3.6%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	2,193,000	2,039,490
GameStop Corp., 6.75%, 03/15/21‡	1,500,000	1,455,000
Group 1 Automotive, Inc., 5.25%, 12/15/23‡	1,210,000	1,200,925
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	2,445,000	2,212,725
Total Retail		6,908,140

Semiconductors – 1.2%
Amkor Technology, Inc., 6.38%, 10/01/22(a)	2,345,000	2,248,269

Telecommunications – 8.7%
CenturyLink, Inc., 7.50%, 04/01/24	1,000,000	1,005,000
EarthLink Holdings Corp., 8.88%, 05/15/19	2,023,000	2,083,690
Frontier Communications Corp., 11.00%, 09/15/25‡	1,936,000	1,952,940
Level 3 Financing, Inc., 5.25%, 03/15/26‡	1,500,000	1,515,000
Sprint Corp., 7.25%, 09/15/21	3,096,000	2,380,050
T-Mobile USA, Inc., 6.00%, 04/15/24	1,100,000	1,116,500
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	4,337,000	3,935,828
Windstream Services LLC, 7.75%, 10/01/21(a)	3,061,000	2,511,933
Total Telecommunications		16,500,941
Total Corporate Bonds
(Cost $151,814,107)		127,086,817

TERM LOANS – 18.8%
Advertising – 1.2%
Affinion Group, Inc., 6.75%, 04/30/18@	2,479,753	2,206,100

Agriculture – 1.1%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20@	2,012,020	1,991,900
North Atlantic Trading Co., Inc., 8.75%, 01/13/20@	49,259	48,766
Total Agriculture		2,040,666

Commercial Services – 1.0%
Jackson Hewitt Tax Service, Inc., 8.00%, 07/24/20@	2,000,000	1,952,500

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Electronics – 1.3%
Isola USA Corp., 9.25%, 11/29/18@	$4,320,120	$2,390,473

Food – 3.4%
Flavors Holdings, Inc., 6.75%, 04/03/20@	2,642,841	2,378,557
Shearer's Foods LLC, 7.75%, 06/30/22@	4,431,000	4,120,830
Total Food		6,499,387

Forest Products & Paper – 0.9%
Appvion, Inc., 5.75%, 06/28/19@	2,019,025	1,818,385

Healthcare - Products – 1.0%
Immucor, Inc., 08/19/18(b)	1,994,845	1,933,344

Healthcare - Services – 3.0%
21st Century Oncology, Inc., 04/28/22(b)	997,487	898,985
Lantheus Medical Imaging, Inc., 7.00%, 06/30/22@	2,468,781	2,160,184
Radnet Management, Inc., 8.00%, 03/19/21@	2,800,000	2,583,000
Total Healthcare - Services		5,642,169

Oil & Gas – 1.4%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	5,895,151	2,682,294

Pharmaceuticals – 0.5%
Sucampo Pharmaceuticals, Inc., 10/15/21(b)	975,000	962,812

Software – 1.3%
Greenway Health LLC, 9.25%, 11/04/21@	3,253,846	2,554,269

Telecommunications – 1.7%
Global Tel*Link Corp, 9.00%, 11/20/20@	4,375,000	3,339,591

Transportation – 1.0%
YRC Worldwide, Inc., 8.00%, 02/13/19@	2,321,458	1,859,488
Total Term Loans
(Cost $44,225,574)		35,881,478

FOREIGN BONDS – 9.5%
Airlines – 1.0%
Air Canada, 7.75%, 04/15/21 (Canada)‡	1,952,000	1,932,480

Diversified Financial Services – 0.6%
Lincoln Finance Ltd., 7.38%, 04/15/21 (Netherlands)‡	1,200,000	1,252,500

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
FOREIGN BONDS (continued)
Environmental Control – 0.7%
GFL Environmental, Inc., 9.88%, 02/01/21 (Canada)‡	$1,206,000	$1,260,270

Healthcare - Products – 1.1%
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (Luxembourg)‡	2,100,000	2,165,625

Mining – 2.9%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	2,731,000	2,526,175
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡(a)	3,826,000	2,926,890
Total Mining		5,453,065

Miscellaneous Manufacturing – 1.2%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡(a)	3,106,000	2,368,325

Oil & Gas – 1.1%
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡(a)	2,626,000	2,113,930

Transportation – 0.9%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	1,975,000	1,649,125
Total Foreign Bonds
(Cost $19,953,227)		18,195,320

MONEY MARKET FUND – 3.4%
BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.15%(c) (Cost $6,423,352)	6,423,352	6,423,352

REPURCHASE AGREEMENTS – 11.5%(d)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $5,125,881, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $5,215,372)	5,125,830	5,125,830
Deutsche Bank Securities Inc., dated 03/31/16, due 04/01/16, 0.32%, total to be received $5,125,876, (collateralized by various U.S. Government Agency Obligations, 1.00%-4.75%, 02/15/18-02/15/37, totaling $5,210,808)	5,125,830	5,125,830
Goldman Sachs & Co., dated 03/31/16, due 04/01/16, 0.30%, total to be received $5,125,873, (collateralized by various U.S. Government Agency Obligations, 2.50%-4.50%, 01/01/20-09/01/45, totaling $5,213,914)	5,125,830	5,125,830
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $1,519,412, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $1,549,496)	1,519,399	1,519,399

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $5,125,873, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $5,215,067)	$5,125,830	$5,125,830
Total Repurchase Agreements
(Cost $22,022,719)		22,022,719
Total Investments – 109.9%
(Cost $244,438,979)		209,609,686
Liabilities in Excess of Other Assets – (9.9)%		(18,930,893)
Net Assets – 100.0%		$190,678,793

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
^	Is in default.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $29,521,592; the aggregate market value of the collateral held by the fund is $30,244,006. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,221,287.
(b)	The loan will settle after March 31, 2016 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.2%
Aerospace / Defense	1.1
Agriculture	2.2
Airlines	1.0
Auto Parts & Equipment	1.3
Beverages	1.3
Biotechnology	1.3
Building Materials	1.0
Chemicals	1.7
Coal	0.1
Commercial Services	6.7
Computers	1.2

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Distribution / Wholesale	1.6%
Diversified Financial Services	4.5
Electrical Components & Equipment	1.0
Electronics	2.2
Entertainment	1.5
Environmental Control	1.4
Food	8.4
Forest Products & Paper	0.9
Healthcare - Products	4.9
Healthcare - Services	7.3
Holding Companies - Diversified	0.9
Home Builders	1.7
Household Products / Wares	0.9
Leisure Time	1.2
Machinery - Diversified	1.8
Media	2.4
Mining	2.9
Miscellaneous Manufacturing	3.8
Oil & Gas	2.7
Pharmaceuticals	3.2
Pipelines	0.4
REITS	0.9
Retail	3.6
Semiconductors	1.2
Software	1.3
Telecommunications	10.4
Transportation	1.9
Money Market Fund	3.4
Repurchase Agreements	11.5
Total Investments	109.9
Liabilities in Excess of Other Assets	(9.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 84.8%
Commodity Fund – 0.8%
SPDR Gold Shares*	385	$45,276

Debt Fund – 28.4%
AdvisorShares Sage Core Reserves ETF†(a)	2,800	277,550
Guggenheim Enhanced Short Duration ETF(a)	5,563	277,427
iShares Short Treasury Bond ETF(a)	3,272	361,098
SPDR Barclays 1-3 Month T-Bill ETF*(a)	7,857	358,986
SPDR SSgA Ultra Short Term Bond ETF	5,780	230,853
Total Debt Fund		1,505,914

Equity Fund – 55.6%
ALPS Medical Breakthroughs ETF*	414	9,075
BioShares Biotechnology Clinical Trials Fund*	1,885	36,022
First Trust Dow Jones Internet Index Fund*	425	29,023
First Trust NASDAQ ABA Community Bank Index Fund	869	31,927
Global X MSCI Nigeria ETF	3,565	21,746
Guggenheim China Small Cap ETF	9,928	222,586
Guggenheim Raymond James SB-1 Equity ETF	6,043	197,546
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	217	19,263
Guggenheim S&P 500 Equal Weight Energy ETF	78	3,777
Guggenheim S&P 500 Equal Weight ETF	4,074	319,931
Guggenheim S&P 500 Equal Weight Healthcare ETF	271	39,119
Guggenheim S&P 500 Equal Weight Technology ETF	695	65,184
Guggenheim S&P Global Water Index ETF	181	5,086
Guggenheim S&P Midcap 400 Pure Growth ETF	378	45,768
Guggenheim Solar ETF	389	8,815
iShares Global Clean Energy ETF	1,680	15,826
iShares Global Consumer Discretionary ETF	319	28,273
iShares Global Healthcare ETF	435	41,891
iShares JPX-Nikkei 400 ETF	797	39,651
iShares Latin America 40 ETF	240	6,038
iShares Micro-Cap ETF	1,552	105,412
iShares MSCI Brazil Capped ETF	1,139	29,956
iShares MSCI EAFE ETF	740	42,276
iShares MSCI Emerging Markets ETF	319	10,926
iShares MSCI Europe Financials ETF	907	16,208
iShares MSCI Frontier 100 ETF	1,558	38,280
iShares MSCI Germany ETF	987	25,396
iShares MSCI India Small-Cap ETF	1,492	45,625
iShares MSCI Ireland Capped ETF	293	11,779

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
Equity Fund (continued)
iShares MSCI Pacific ex Japan ETF	289	$11,335
iShares MSCI South Africa ETF	148	7,845
iShares MSCI Taiwan ETF	399	5,530
iShares MSCI United Kingdom ETF	837	13,124
iShares MSCI United Kingdom Small-Cap ETF	2,108	79,957
iShares MSCI USA Momentum Factor ETF	2,070	151,317
iShares Nasdaq Biotechnology ETF	93	24,255
iShares North American Natural Resources ETF	1,406	41,800
iShares Russell 1000 Growth ETF	1,694	169,027
iShares Russell 2000 Value ETF	559	52,104
iShares U.S. Broker-Dealers & Securities Exchanges ETF	325	12,168
iShares U.S. Healthcare Providers ETF	625	76,238
KraneShares CSI China Internet ETF	343	12,286
Market Vectors Brazil Small-Cap ETF	2,984	36,823
Market Vectors China AMC SME-ChiNext ETF*	165	5,646
Market Vectors ChinaAMC A-Share ETF	858	33,050
Market Vectors Gulf States Index ETF	914	20,126
Market Vectors High Income Infrastructure MLP ETF	471	5,454
Market Vectors Pharmaceutical ETF	408	23,452
Market Vectors Russia ETF	2,351	38,462
Market Vectors Russia Small-Cap ETF	797	17,630
Market Vectors Unconventional Oil & Gas ETF	2,505	35,396
Market Vectors Vietnam ETF	563	7,882
PowerShares DWA Technology Momentum Portfolio*	223	8,291
PowerShares Dynamic Market Portfolio	1,247	89,572
PowerShares S&P SmallCap Consumer Discretionary Portfolio	954	46,632
PowerShares S&P SmallCap Energy Portfolio	454	6,697
PowerShares S&P SmallCap Information Technology Portfolio	1,153	63,565
PureFunds ISE Cyber Security ETF*	337	8,078
PureFunds ISE Mobile Payments ETF*	180	4,322
SPDR EURO STOXX 50 ETF	352	11,697
SPDR Russell/Nomura Small Cap Japan ETF	1,793	95,172
SPDR S&P Emerging Asia Pacific ETF	485	35,919
SPDR S&P Emerging Markets SmallCap ETF	1,142	44,424
SPDR S&P Health Care Equipment ETF	387	16,463
Vanguard FTSE All World ex-US Small-Cap ETF	324	30,255
Vanguard Small-Cap ETF	635	70,815
WisdomTree Europe SmallCap Dividend Fund	411	23,439
Total Equity Fund		2,948,653
Total Exchange Traded Funds
(Cost $4,460,110)		4,499,843

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 14.6%
JP Morgan Prime Money Market Fund - Institutional Class, 0.39%(b) (Cost $775,207)	775,207	$775,207
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $5,235,317)		5,275,050
Securities Sold, Not Yet Purchased – (6.9)%

EXCHANGE TRADED FUNDS – (6.9)%
Currency Fund – (4.6)%
CurrencyShares British Pound Sterling Trust*	(650)	(91,364)
CurrencyShares Euro Trust*	(165)	(18,345)
CurrencyShares Japanese Yen Trust*	(1,555)	(133,761)
Total Currency Fund		(243,470)

Equity Fund – (2.3)%
iShares Core S&P Small-Cap ETF	(280)	(31,520)
iShares Russell 1000 Value ETF	(597)	(58,989)
iShares Russell 2000 Growth ETF	(227)	(30,118)
Total Equity Fund		(120,627)
Total Securities Sold, Not Yet Purchased
[Proceeds Received $(360,843)]		(364,097)
Total Investments – 92.5%
(Cost $4,874,474)		4,910,953
Other Assets in Excess of Liabilities – 7.5%		396,301
Net Assets – 100.0%		$5,307,254

ETF - Exchange Traded Fund

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $1,682,022 which includes cash in the amount of $413,283 as of March 31, 2016.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	0.8%
Currency Fund	(4.6)
Debt Fund	28.4
Equity Fund	53.3
Money Market Fund	14.6
Total Investments	92.5
Other Assets in Excess of Liabilities	7.5
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 14.1%
Debt Fund – 14.1%
AdvisorShares Sage Core Reserves ETF†
(Cost $29,997,150)	300,000	$29,737,500

MONEY MARKET FUNDS – 42.9%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	88,080,205	88,080,205
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.25%(a)	2,500,000	2,500,000
Total Money Market Funds
(Cost $90,580,205)		90,580,205
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $120,577,355)		120,317,705
Securities Sold, Not Yet Purchased – (99.6)%

COMMON STOCKS – (99.6)%
Aerospace/Defense – (4.4)%
Teledyne Technologies, Inc.*	(54,000)	(4,759,560)
Triumph Group, Inc.	(145,000)	(4,564,600)
Total Aerospace/Defense		(9,324,160)

Apparel – (4.7)%
Hanesbrands, Inc.	(225,000)	(6,376,500)
Under Armour, Inc., Class A*	(43,000)	(3,647,690)
Total Apparel		(10,024,190)

Auto Parts & Equipment – (3.2)%
Cooper Tire & Rubber Co.	(181,500)	(6,719,130)

Banks – (6.5)%
BankUnited, Inc.	(112,600)	(3,877,944)
Credit Suisse Group AG (Switzerland)*(b)	(140,000)	(1,978,200)
Deutsche Bank AG (Germany)	(214,000)	(3,625,160)
UMB Financial Corp.	(82,000)	(4,233,660)
Total Banks		(13,714,964)

Building Materials – (5.2)%
Louisiana-Pacific Corp.*	(278,000)	(4,759,360)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Building Materials (continued)
Trex Co., Inc.*	(129,600)	$(6,211,728)
Total Building Materials		(10,971,088)

Commercial Services – (4.0)%
ExamWorks Group, Inc.*	(107,000)	(3,162,920)
Paylocity Holding Corp.*	(162,500)	(5,320,250)
Total Commercial Services		(8,483,170)

Computers – (6.1)%
Electronics For Imaging, Inc.*	(92,000)	(3,899,880)
Fleetmatics Group PLC*	(107,000)	(4,355,970)
MTS Systems Corp.	(77,000)	(4,685,450)
Total Computers		(12,941,300)

Cosmetics/Personal Care – (1.4)%
Coty, Inc., Class A	(104,000)	(2,894,320)

Distribution / Wholesale – (1.9)%
Essendant, Inc.	(123,404)	(3,940,290)

Diversified Financial Services – (6.3)%
LendingClub Corp.*	(858,225)	(7,123,267)
OneMain Holdings, Inc.*	(223,000)	(6,116,890)
Total Diversified Financial Services		(13,240,157)

Electrical Components & Equipment – (1.8)%
AMETEK, Inc.	(75,000)	(3,748,500)

Electronics – (2.8)%
OSI Systems, Inc.*	(90,000)	(5,894,100)

Engineering & Construction – (2.4)%
AECOM*	(168,000)	(5,172,720)

Food – (1.6)%
WhiteWave Foods Co. (The)*	(83,000)	(3,373,120)

Healthcare - Products – (4.6)%
ABIOMED, Inc.*	(36,500)	(3,460,565)
Globus Medical, Inc., Class A*	(137,000)	(3,253,750)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products (continued)
Zeltiq Aesthetics, Inc.*	(112,000)	$(3,041,920)
Total Healthcare - Products		(9,756,235)

Housewares – (1.5)%
Toro Co. (The)	(37,000)	(3,186,440)

Internet – (9.0)%
Alibaba Group Holding Ltd. (China)*(b)	(88,000)	(6,954,640)
GrubHub, Inc.*	(386,000)	(9,700,180)
Shutterfly, Inc.*	(50,000)	(2,318,500)
Total Internet		(18,973,320)

Leisure Time – (3.1)%
Harley-Davidson, Inc.	(127,800)	(6,559,974)

Media – (1.5)%
Nexstar Broadcasting Group, Inc., Class A	(72,500)	(3,209,575)

Miscellaneous Manufacturing – (2.6)%
Donaldson Co., Inc.	(170,000)	(5,424,700)

Office/Business Equipment – (1.4)%
Canon, Inc. (Japan)(b)	(98,000)	(2,922,360)

Real Estate – (2.0)%
Realogy Holdings Corp.*	(115,000)	(4,152,650)

Real Estate Investment Trusts – (1.1)%
Starwood Property Trust, Inc.	(127,961)	(2,422,302)

Retail – (6.3)%
CarMax, Inc.*	(182,000)	(9,300,200)
Party City Holdco, Inc.*	(52,350)	(787,344)
Signet Jewelers Ltd.	(25,500)	(3,162,765)
Total Retail		(13,250,309)

Semiconductors – (3.5)%
M/A-COM Technology Solutions Holdings, Inc.*	(97,000)	(4,247,630)
Microsemi Corp.*	(81,000)	(3,103,110)
Total Semiconductors		(7,350,740)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Software – (9.2)%
Cerner Corp.*	(136,000)	$(7,202,560)
Cvent, Inc.*	(112,055)	(2,397,977)
Demandware, Inc.*	(250,000)	(9,775,000)
Total Software		(19,375,537)

Telecommunications – (1.5)%
Gogo, Inc.*	(285,000)	(3,137,850)
Total Securities Sold, Not Yet Purchased
[Proceeds Received $(198,901,176)]		(210,163,201)
Total Investments – (42.6)%
[Cost $(78,323,821)]		(89,845,496)
Other Assets in Excess of Liabilities – 142.6%		300,794,100
Net Assets – 100.0%		$210,948,604

ETF - Exchange Traded Fund

PLC - Public Limited Company

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2016.
(b)	American Depositary Receipt.

Cash of $232,153,733 has been segregated to cover margin requirement for open short sales as of March 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(4.4)%
Apparel	(4.7)
Auto Parts & Equipment	(3.2)
Banks	(6.5)
Building Materials	(5.2)
Commercial Services	(4.0)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Computers	(6.1)%
Cosmetics/Personal Care	(1.4)
Debt Fund	14.1
Distribution / Wholesale	(1.9)
Diversified Financial Services	(6.3)
Electrical Components & Equipment	(1.8)
Electronics	(2.8)
Engineering & Construction	(2.4)
Food	(1.6)
Healthcare - Products	(4.6)
Housewares	(1.5)
Internet	(9.0)
Leisure Time	(3.1)
Media	(1.5)
Miscellaneous Manufacturing	(2.6)
Office/Business Equipment	(1.4)
Real Estate	(2.0)
Real Estate Investment Trusts	(1.1)
Retail	(6.3)
Semiconductors	(3.5)
Software	(9.2)
Telecommunications	(1.5)
Money Market Funds	42.9
Total Investments	(42.6)
Other Assets in Excess of Liabilities	142 .6
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 31.2%
Auto Manufacturers – 1.0%
Ford Motor Credit Co. LLC, 1.50%, 01/17/17	$355,000	$354,623

Banks – 7.9%
Bank of America Corp., 5.75%, 08/15/16	365,000	371,106
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	340,000	341,774
Capital One Financial Corp., 3.15%, 07/15/16	350,000	352,018
Capital One Financial Corp., 4.20%, 10/29/25	175,000	177,534
Citigroup, Inc., 1.40%, 04/01/16@	375,000	375,000
Goldman Sachs Group, Inc. (The), Series FRN, 2.40%, 02/25/21@	300,000	304,363
JPMorgan Chase & Co., 2.12%, 03/01/21@	345,000	350,467
PNC Funding Corp., 2.70%, 09/19/16	485,000	488,378
Total Banks		2,760,640

Biotechnology – 1.0%
Amgen, Inc., 2.50%, 11/15/16	340,000	343,060

Diversified Financial Services – 1.5%
American Express Credit Corp., 1.13%, 07/29/16@	525,000	525,692

Electric – 1.7%
American Electric Power Co., Inc., 1.65%, 12/15/17	252,000	250,588
Southern Co. (The), 1.95%, 09/01/16	340,000	341,641
Total Electric		592,229

Food – 1.0%
Kroger Co. (The), 2.20%, 01/15/17(a)	40,000	40,308
Kroger Co. (The), 6.40%, 08/15/17	275,000	294,002
Total Food		334,310

Home Furnishings – 1.0%
Whirlpool Corp., 6.50%, 06/15/16	360,000	363,462

Insurance – 0.9%
Genworth Holdings, Inc., 4.80%, 02/15/24	360,000	265,500
MetLife, Inc., 6.75%, 06/01/16	57,000	57,548
Total Insurance		323,048

Internet – 2.0%
Amazon.Com, Inc., 1.20%, 11/29/17	345,000	345,720
eBay, Inc., 1.35%, 07/15/17	350,000	349,388
Total Internet		695,108

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Media – 1.0%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 03/15/17	$340,000	$344,048

Oil & Gas – 3.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	330,000	335,766
ConocoPhillips Co., 1.05%, 12/15/17	355,000	350,010
Phillips 66, 2.95%, 05/01/17	335,000	341,265
Total Oil & Gas		1,027,041

Pharmaceuticals – 2.0%
AbbVie, Inc., 1.75%, 11/06/17	345,000	346,732
Express Scripts Holding Co., 3.13%, 05/15/16	340,000	340,933
Total Pharmaceuticals		687,665

Pipelines – 0.9%
ONEOK Partners LP, 6.15%, 10/01/16	320,000	328,457

Real Estate Investment Trusts – 1.5%
Ventas Realty LP, 1.55%, 09/26/16	535,000	535,643

Retail – 1.9%
CVS Health Corp., 1.20%, 12/05/16	225,000	225,462
Kohl's Corp., 4.00%, 11/01/21(a)	83,000	86,918
Macy's Retail Holdings, Inc., 5.90%, 12/01/16	320,000	329,832
Total Retail		642,212

Semiconductors – 1.0%
Intel Corp., 1.35%, 12/15/17	340,000	342,848

Telecommunications – 1.9%
AT&T, Inc., 1.56%, 06/30/20@	350,000	346,642
Verizon Communications, Inc., 2.50%, 09/15/16	325,000	327,539
Total Telecommunications		674,181
Total Corporate Bonds
(Cost $10,959,895)		10,874,267

ASSET BACKED SECURITIES – 16.9%
Diversified Financial Services – 16.9%
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.86%, 05/17/21@	300,000	300,654
American Express Credit Account Secured Note Trust, Class A, Series 2012-4, 0.68%, 05/15/20@	350,000	349,792

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Class B, Series 2013-2, 1.19%, 05/08/18	$124,595	$124,559
BA Credit Card Trust, Class A11, Series 2007-A11, 0.51%, 12/15/19@	295,000	294,328
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.48%, 07/15/20@	525,000	523,086
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	226,227	225,911
Chase Issuance Trust, Class A3, Series 2013-A3, 0.72%, 04/15/20@	345,000	345,159
Chase Issuance Trust, Class A8, Series 2013-A8, 1.01%, 10/15/18	350,000	350,279
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.71%, 05/26/20@	600,000	599,514
Discover Card Execution Note Trust, Class A5, Series 2013-A5, 1.04%, 04/15/19	300,000	300,366
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	38,620	38,584
First National Master Note Trust, Class A, Series 2013-2, 0.97%, 10/15/19@	325,000	324,870
Ford Credit Auto Owner Trust, Class A3, Series 2014-B, 0.90%, 10/15/18	251,499	251,351
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2014-1, 1.20%, 02/15/19	350,000	349,699
Honda Auto Receivables Owner Trust, Class A2, Series 2015-3, 0.92%, 11/20/17	350,000	349,981
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	260,772	260,393
Hyundai Auto Receivables Trust, Class A2A, Series 2015-C, 0.99%, 11/15/18	235,000	234,922
Nissan Auto Receivables Owner Trust, Class A2, Series 2015-A, 0.67%, 09/15/17	258,834	258,759
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	230,051	229,741
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	156,951	156,941
Total Asset Backed Securities
(Cost $5,867,338)		5,868,889

MORTGAGE BACKED SECURITIES – 11.7%
Commercial Mortgage Backed Securities – 11.7%
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-PW13, 5.54%, 09/11/41	272,764	273,602
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-T24, 5.54%, 10/12/41	259,662	261,768

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	$94,829	$95,388
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	147,980	147,911
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	244,580	244,900
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.38%, 05/25/24@	280,715	277,147
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.63%, 07/25/24@	204,300	203,704
Fannie Mae Connecticut Avenue Securities, Class 2M1, Series 2015-C01, 1.93%, 02/25/25@	92,330	92,345
GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	294,186	296,011
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	280,231	280,672
GS Mortgage Securities Trust, Class A2, Series 2012-GCJ7, 2.32%, 05/10/45	345,000	347,254
HILT 2014-ORL Mortgage Trust, Class XEXT, Series 2014-ORL, 1.10%, 07/15/29@‡	6,598,125	6,186
LB-UBS Commercial Mortgage Trust, Class A3, Series 2006-C7, 5.35%, 11/15/38	335,000	338,138
Morgan Stanley Capital I Trust, Class A4, Series 2006-T23, 5.89%, 08/12/41@	147,457	147,757
Morgan Stanley Capital I Trust, Class A3, Series 2007-T25, 5.51%, 11/12/49@	320,798	325,339
Wachovia Bank Commercial Mortgage Trust, Class A4FL, Series 2006-C28, 0.59%, 10/15/48@‡	251,711	249,867
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2006-C29, 5.31%, 11/15/48	336,967	339,992
WFRBS Commercial Mortgage Trust, Class A2, Series 2011-C4, 3.45%, 06/15/44‡	135,895	136,056
Total Mortgage Backed Securities
(Cost $4,072,182)		4,064,037

FOREIGN BONDS – 9.0%
Auto Manufacturers – 1.0%
American Honda Finance Corp., 1.13%, 10/07/16 (Japan)	340,000	340,750

Banks – 1.0%
Royal Bank of Canada, Series G, 1.10%, 09/09/16 (Canada)@	350,000	350,464

Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc., 0.81%, 01/27/17 (Belgium)@	450,000	449,408

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Diversified Financial Services – 0.7%
Nomura Holdings, Inc., 2.08%, 09/13/16 (Japan)@	$235,000	$235,636

Mining – 1.9%
BHP Billiton Finance USA Ltd., 1.88%, 11/21/16 (Australia)	335,000	336,333
Rio Tinto Finance USA PLC, 1.38%, 06/17/16 (United Kingdom)	345,000	344,845
Total Mining		681,178

Oil & Gas – 2.0%
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	349,869
Shell International Finance BV, 1.13%, 08/21/17 (Netherlands)	345,000	344,849
Total Oil & Gas		694,718

Telecommunications – 1.1%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	370,000	371,542
Total Foreign Bonds
(Cost $3,147,199)		3,123,696

MUNICIPAL BONDS – 8.0%
Bulloch County Development Authority, 3.00%, 08/01/16	50,000	50,379
City of Houston TX Airport System Revenue, 1.30%, 01/01/17	50,000	50,200
City of New Orleans LA Sewerage Service Revenue, 4.00%, 06/01/16	75,000	75,407
County of Harris TX, Series D, 1.06%, 08/15/16	90,000	90,194
County of Orange CA, Series A, 1.25%, 09/01/16(b)	200,000	198,714
County of Warren OH, 3.00%, 07/01/16	150,000	150,705
District of Columbia, Series B, 4.00%, 06/01/16	55,000	55,296
Erie Sewer Authority, 3.40%, 06/01/16	50,000	50,214
Fairlake Metropolitan District, 4.00%, 12/01/16	105,000	107,212
Grady County School Finance Authority, 4.82%, 09/01/16	75,000	75,835
Grossmont Union High School District, Series B, 2.57%, 08/01/16	75,000	75,449
Hobart Building Corp., 6.50%, 07/15/16	60,000	60,937
Kentucky State Property & Building Commission, 4.44%, 11/01/16	50,000	50,989
Maine Municipal Bond Bank, 4.00%, 09/01/16	50,000	50,667
Massachusetts Educational Financing Authority, 5.00%, 01/01/17	50,000	51,108
Michigan Finance Authority, Series G-8A, 5.00%, 04/01/16	110,000	110,000
Municipal Gas Authority of Georgia, 4.00%, 06/01/16	335,000	336,765
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/16	50,000	50,398
Philadelphia Authority for Industrial Development, Series B, 1.36%, 04/15/16(b)	105,000	104,961
San Bernardino County Financing Authority, 1.25%, 08/01/16(b)	65,000	64,702
Sedona-Oak Creek Joint Unified School District No 9, 5.15%, 07/01/16	160,000	161,458
South Carolina Jobs-Economic Development Authority, 4.50%, 11/01/35	335,000	335,951

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal/Shares	Value
MUNICIPAL BONDS (continued)
South Carolina State Public Service Authority, 5.04%, 01/01/17	$50,000	$51,604
State Board of Administration Finance Corp., Series A, 1.30%, 07/01/16	55,000	55,080
State of Connecticut, Series C, 5.00%, 06/01/22	75,000	75,529
Tustin Unified School District, Series C, 0.98%, 06/01/16(b)	50,000	49,957
Warren Consolidated Schools, 6.70%, 05/01/35	50,000	51,725
Wayne Township School Building Corp./Marion County IN, 2.00%, 07/15/16	100,000	100,376
Wisconsin Health & Educational Facilities Authority, 4.25%, 12/01/16	50,000	51,169
Total Municipal Bonds
(Cost $2,792,542)		2,792,981

U.S.TREASURY NOTE – 5.0%
U.S. Treasury Note, 0.25%, 05/15/16
(Cost $1,729,404)	1,730,000	1,729,936

U.S. TREASURY BILL – 0.3%
U.S. Treasury Bill, 0.42%, 09/15/16(b)
(Cost $99,810)	100,000	99,851

MONEY MARKET FUND – 17.2%
JP Morgan US Government Money Market Fund - Institutional Class, 0.20%(c) (Cost $5,991,480)	5,991,480	5,991,480

REPURCHASE AGREEMENT – 0.4%(d)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $125,569, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $127,761)
(Cost $125,568)	$125,568	125,568
Total Investments – 99.7%
(Cost $34,785,418)		34,670,705
Other Assets in Excess of Liabilities – 0.3%		101,554
Net Assets – 100.0%		$34,772,259

LP - Limited Partnership
PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $122,107; the aggregate market value of the collateral held by the fund is $125,568.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of March 31, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Auto Manufacturers	2.0%
Banks	8.9
Beverages	1.3
Biotechnology	1.0
Commercial Mortgage Backed Securities	11.7
Diversified Financial Services	19.1
Electric	1.7
Food	1.0
Home Furnishings	1.0
Insurance	0.9
Internet	2.0
Media	1.0
Mining	1.9
Municipal Bonds	8.0
Oil & Gas	5.0
Pharmaceuticals	2.0
Pipelines	0.9
Real Estate Investment Trusts	1.5
Retail	1.9
Semiconductors	1.0
U.S. Treasury Bill	0.3
U.S. Treasury Note	5.0
Telecommunications	3.0
Money Market Fund	17.2
Repurchase Agreements	0.4
Total Investments	99.7
Other Assets in Excess of Liabilities	0 .3
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 95.2%
Asset Allocation Fund – 2.0%
SPDR Barclays Convertible Securities ETF	8,967	$387,374

Debt Fund – 15.3%
PowerShares Fundamental High Yield Corporate Bond Portfolio	53,330	949,274
SPDR Doubleline Total Return Tactical ETF(a)	19,485	962,169
Vanguard Intermediate-Term Bond ETF(a)	11,394	982,961
Total Debt Fund		2,894,404

Equity Fund – 77.9%
iShares MSCI EAFE ETF	24,254	1,385,631
iShares MSCI Emerging Markets ETF	24,211	829,227
SPDR S&P 500 ETF Trust	58,136	11,950,436
Vanguard REIT ETF	7,260	608,388
Total Equity Fund		14,773,682
Total Exchange Traded Funds
(Cost $17,623,572)		18,055,460

MONEY MARKET FUND – 4.6%
BlackRock Liquidity Funds-T-Fund Portfolio - Institutional Class, 0.20%(b) (Cost $875,075)	875,075	875,075

PURCHASED PUT OPTION – 0.3%
SPDR S&P 500 ETF Trust, Option expiring 05/20/16, Strike Price $204.00 (Cost $88,253)	185	60,495
Total Investments Before Written Options – 100.1%
(Cost $18,586,900)		18,991,030

WRITTEN CALL OPTIONS – (0.1)%
iShares MSCI EAFE ETF, expiring 04/15/16, Strike Price $58.00	(121)	(2,844)
iShares MSCI Emerging Markets ETF, expiring 04/15/16, Strike Price $35.50	(121)	(1,512)
SPDR S&P 500 ETF Trust, expiring 04/15/16, Strike Price $208.00	(283)	(22,923)
Total Written Call Options
[Premiums Received $(36,664)]		(27,279)
Total Written Options – (0.1)%
[Premiums Received $(36,664)]		(27,279)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Value
Total Investments – 100.0%
(Cost $18,550,236)	$18,963,751
Other Assets in Excess of Liabilities – 0.0%**	1,203
Net Assets – 100.0%	$18,964,954

ETF - Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,095,756 which includes cash in the amount of $448 as of March 31, 2016.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	2.0%
Debt Fund	15.3
Equity Fund	77.9
Purchased Put Option	0.3
Written Call Options	(0.1)
Money Market Fund	4.6
Total Investments	100.0
Other Assets in Excess of Liabilities	0 .0 **
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace/Defense – 2.8%
General Dynamics Corp.	12,110	$1,590,891
Spirit Aerosystems Holdings, Inc., Class A*	32,806	1,488,080
United Technologies Corp.	17,942	1,795,994
Total Aerospace/Defense		4,874,965

Agriculture – 1.2%
Altria Group, Inc.	33,194	2,079,936

Airlines – 2.9%
Alaska Air Group, Inc.(a)	22,443	1,840,775
Delta Air Lines, Inc.	35,190	1,713,049
United Continental Holdings, Inc.*	26,500	1,586,290
Total Airlines		5,140,114

Apparel – 2.2%
Michael Kors Holdings Ltd.*	40,723	2,319,582
Steven Madden Ltd.*	42,200	1,563,088
Total Apparel		3,882,670

Auto Manufacturers – 0.9%
Wabash National Corp.*	124,000	1,636,800

Auto Parts & Equipment – 1.1%
Lear Corp.	17,130	1,904,342

Biotechnology – 2.5%
Amgen, Inc.	11,567	1,734,240
Gilead Sciences, Inc.	15,441	1,418,410
United Therapeutics Corp.*	10,760	1,198,987
Total Biotechnology		4,351,637

Chemicals – 4.1%
LyondellBasell Industries NV, Class A	17,698	1,514,595
PPG Industries, Inc.	18,562	2,069,477
Valspar Corp. (The)	20,685	2,213,709
Westlake Chemical Corp.	29,694	1,374,832
Total Chemicals		7,172,613

Commercial Services – 6.0%
Equifax, Inc.	17,690	2,021,790
Gartner, Inc.*	19,941	1,781,728
Global Payments, Inc.	27,242	1,778,903
LendingTree, Inc.*(a)	18,500	1,808,930

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	16,192	$1,563,500
Robert Half International, Inc.	33,567	1,563,551
Total Commercial Services		10,518,402

Computers – 2.9%
Amdocs Ltd.	29,630	1,790,245
Apple, Inc.	15,466	1,685,639
Brocade Communications Systems, Inc.	151,000	1,597,580
Total Computers		5,073,464

Cosmetics/Personal Care – 2.1%
Coty, Inc., Class A(a)	62,500	1,739,375
Estee Lauder Cos., Inc. (The), Class A	20,440	1,927,696
Total Cosmetics/Personal Care		3,667,071

Diversified Financial Services – 5.1%
CBOE Holdings, Inc.	24,694	1,613,259
Eaton Vance Corp.(a)	48,066	1,611,172
Franklin Resources, Inc.	39,461	1,540,952
Nationstar Mortgage Holdings, Inc.*(a)	127,000	1,257,300
T. Rowe Price Group, Inc.	23,330	1,713,822
Waddell & Reed Financial, Inc., Class A	48,607	1,144,209
Total Diversified Financial Services		8,880,714

Electronics – 3.0%
Amphenol Corp., Class A	32,113	1,856,774
Avnet, Inc.	37,262	1,650,707
Waters Corp.*	13,608	1,795,167
Total Electronics		5,302,648

Entertainment – 1.0%
Six Flags Entertainment Corp.	32,173	1,785,280

Environmental Control – 1.1%
Republic Services, Inc.	42,317	2,016,405

Food – 4.9%
Pilgrim's Pride Corp.*(a)	91,819	2,332,203
Sanderson Farms, Inc.(a)	24,831	2,239,259
Sysco Corp.	42,957	2,007,381
Tyson Foods, Inc., Class A	30,327	2,021,598
Total Food		8,600,441

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products – 3.0%
Bruker Corp.	55,000	$1,540,000
ResMed, Inc.(a)	31,657	1,830,408
Stryker Corp.	17,630	1,891,523
Total Healthcare - Products		5,261,931

Healthcare - Services – 1.0%
Anthem, Inc.	12,571	1,747,243

Internet – 1.2%
VeriSign, Inc.*(a)	22,827	2,021,103

Iron/Steel – 1.2%
Reliance Steel & Aluminum Co.	29,749	2,058,333

Lodging – 3.0%
Las Vegas Sands Corp.	37,040	1,914,227
Marriott International, Inc., Class A(a)	23,544	1,675,862
Wyndham Worldwide Corp.	21,840	1,669,231
Total Lodging		5,259,320

Machinery - Diversified – 4.2%
AGCO Corp.(a)	30,000	1,491,000
BWX Technologies, Inc.	55,605	1,866,104
Cognex Corp.	50,554	1,969,078
Graco, Inc.	23,933	2,009,415
Total Machinery - Diversified		7,335,597

Media – 1.9%
Sirius XM Holdings, Inc.*(a)	454,588	1,795,622
Twenty-First Century Fox, Inc., Class A	58,127	1,620,581
Total Media		3,416,203

Miscellaneous Manufacturing – 2.1%
Carlisle Cos., Inc.	19,442	1,934,479
Parker-Hannifin Corp.	16,339	1,814,936
Total Miscellaneous Manufacturing		3,749,415

Oil & Gas – 1.7%
Tesoro Corp.	15,441	1,328,081
Valero Energy Corp.	24,694	1,583,873
Total Oil & Gas		2,911,954

Oil & Gas Services – 2.6%
FMC Technologies, Inc.*	54,626	1,494,567

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
National Oilwell Varco, Inc.(a)	42,760	$1,329,836
Schlumberger Ltd.	22,568	1,664,390
Total Oil & Gas Services		4,488,793

Packaging & Containers – 1.9%
Packaging Corp. of America(a)	26,944	1,627,418
Sealed Air Corp.	34,296	1,646,551
Total Packaging & Containers		3,273,969

Retail – 12.0%
AutoZone, Inc.*	2,192	1,746,345
Chico's FAS, Inc.	117,571	1,560,167
Children's Place, Inc. (The)	24,355	2,032,912
Copart, Inc.*	48,234	1,966,500
Dollar General Corp.	22,435	1,920,436
DSW, Inc., Class A	66,101	1,827,032
Gap, Inc. (The)(a)	49,643	1,459,504
Lowe's Cos., Inc.	25,687	1,945,790
Outerwall, Inc.(a)	27,786	1,027,804
Ross Stores, Inc.	34,020	1,969,758
Target Corp.	21,990	1,809,337
Walgreens Boots Alliance, Inc.	20,817	1,753,624
Total Retail		21,019,209

Semiconductors – 6.1%
Applied Materials, Inc.	78,000	1,652,040
IPG Photonics Corp.*(a)	20,823	2,000,674
QUALCOMM, Inc.	27,941	1,428,903
Tessera Technologies, Inc.	52,460	1,626,260
Texas Instruments, Inc.	36,065	2,070,852
Xilinx, Inc.	41,819	1,983,475
Total Semiconductors		10,762,204

Shipbuilding – 1.0%
Huntington Ingalls Industries, Inc.	12,689	1,737,632

Software – 6.9%
Aspen Technology, Inc.*	42,222	1,525,481
Broadridge Financial Solutions, Inc.	29,722	1,762,812
CA, Inc.	54,816	1,687,784
CDK Global, Inc.	35,040	1,631,112
Citrix Systems, Inc.*	23,234	1,825,728

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Software (continued)
Jack Henry & Associates, Inc.	22,377	$1,892,423
Oracle Corp.	45,317	1,853,918
Total Software		12,179,258

Telecommunications – 3.0%
Juniper Networks, Inc.	63,425	1,617,972
Ubiquiti Networks, Inc.*(a)	49,365	1,642,374
Verizon Communications, Inc.	38,444	2,079,051
Total Telecommunications		5,339,397

Transportation – 3.1%
Expeditors International of Washington, Inc.	35,492	1,732,364
Landstar System, Inc.	28,175	1,820,387
United Parcel Service, Inc., Class B	17,663	1,862,917
Total Transportation		5,415,668
Total Common Stocks
(Cost $174,575,736)		174,864,731

MONEY MARKET FUND – 0.3%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.18%(b) (Cost $529,431)	529,431	529,431

REPURCHASE AGREEMENTS – 9.8%(c)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $4,010,831, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $4,080,855)	$4,010,791	4,010,791
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $1,188,879, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $1,212,418)	1,188,869	1,188,869
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $4,010,824, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $4,080,616)	4,010,791	4,010,791
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $4,010,829, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $4,079,275)	4,010,791	4,010,791

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $4,010,822, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $4,079,277)	$4,010,791	$4,010,791
Total Repurchase Agreements
(Cost $17,232,033)		17,232,033
Total Investments – 109.8%
(Cost $192,337,200)		192,626,195
Liabilities in Excess of Other Assets – (9.8)%		(17,145,167)
Net Assets – 100.0%		$175,481,028

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $20,615,538; the aggregate market value of the collateral held by the fund is $21,120,690. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,888,657.
(b)	Rate shown reflects the 7-day yield as of March 31, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	2.8%
Agriculture	1.2
Airlines	2.9
Apparel	2.2
Auto Manufacturers	0.9
Auto Parts & Equipment	1.1
Biotechnology	2.5
Chemicals	4.1
Commercial Services	6.0
Computers	2.9
Cosmetics/Personal Care	2.1
Diversified Financial Services	5.1
Electronics	3.0
Entertainment	1.0
Environmental Control	1.1
Food	4.9
Healthcare - Products	3.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets (continued)
Healthcare - Services	1.0%
Internet	1.2
Iron/Steel	1.2
Lodging	3.0
Machinery - Diversified	4.2
Media	1.9
Miscellaneous Manufacturing	2.1
Oil & Gas	1.7
Oil & Gas Services	2.6
Packaging & Containers	1.9
Retail	12.0
Semiconductors	6.1
Shipbuilding	1.0
Software	6.9
Telecommunications	3.0
Transportation	3.1
Money Market Fund	0.3
Repurchase Agreements	9.8
Total Investments	109.8
Liabilities in Excess of Other Assets	(9.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.5%
Apparel – 2.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	11,864	$405,393

Banks – 3.0%
HDFC Bank Ltd. (India)(a)	7,096	437,326

Biotechnology – 4.2%
CSL Ltd. (Australia)(a)	15,691	605,751

Chemicals – 3.4%
Novozymes A/S (Denmark)(a)(b)	10,800	484,542

Commercial Services – 7.0%
Experian PLC (Ireland)(a)	30,614	549,215
SGS SA (Switzerland)(a)(b)	21,885	460,023
Total Commercial Services		1,009,238

Cosmetics/Personal Care – 2.0%
Unicharm Corp. (Japan)(a)	67,966	292,254

Diversified Financial Services – 2.4%
Lazard Ltd., Class A(b)	8,822	342,294

Electronics – 2.8%
Sensata Technologies Holding N.V.*	10,252	398,188

Food – 10.0%
Chr. Hansen Holding A/S (Denmark)(a)(b)	17,338	582,557
Nestle SA (Switzerland)(a)	8,718	650,450
Shoprite Holdings Ltd. (South Africa)(a)(b)	17,531	207,742
Total Food		1,440,749

Food Service – 3.2%
Compass Group PLC (United Kingdom)(a)	25,660	457,518

Healthcare - Products – 5.1%
Coloplast A/S (Denmark)(a)(b)	62,981	476,136
Sysmex Corp. (Japan)(a)	8,280	259,164
Total Healthcare - Products		735,300

Healthcare - Services – 3.5%
ICON PLC*	6,679	501,593

Household Products/Wares – 4.4%
Reckitt Benckiser Group PLC (United Kingdom)(a)	32,336	631,199

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance – 4.6%
Chubb Ltd.	5,600	$667,240

Internet – 8.8%
Ctrip.com International Ltd. (China)*(a)(b)	10,377	459,286
Tencent Holdings Ltd. (China)(a)	27,133	554,599
Yandex N.V., Class A (Russia)*	16,801	257,391
Total Internet		1,271,276

Machinery - Diversified – 2.6%
FANUC Corp. (Japan)(a)	14,251	368,174

Oil & Gas Services – 3.5%
Core Laboratories N.V.(b)	4,514	507,419

Pharmaceuticals – 6.8%
Novo Nordisk A/S (Denmark)(a)	11,783	638,521
Perrigo Co. PLC	2,697	345,027
Total Pharmaceuticals		983,548

Retail – 4.8%
Inditex SA (Spain)(a)	14,524	244,874
Swatch Group AG (The) (Switzerland)(a)(b)	11,341	194,725
Wal-Mart de Mexico SAB de CV (Mexico)(a)	10,853	256,565
Total Retail		696,164

Semiconductors – 9.6%
ARM Holdings PLC (United Kingdom)(a)	10,274	448,871
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	35,817	938,405
Total Semiconductors		1,387,276

Transportation – 4.0%
Canadian Pacific Railway Ltd. (Canada)	4,281	568,046
Total Common Stocks
(Cost $13,525,793)		14,190,488

MONEY MARKET FUND – 1.6%
Invesco Government & Agency Portfolio - Private Investment Class, 0.14%(c) (Cost $232,809)	232,809	232,809

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 14.4%(d)
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.36%, total to be received $485,115, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 05/31/16-09/09/49, totaling $493,584)	$485,110	$485,110
JP Morgan Securities LLC, dated 03/31/16, due 04/01/16, 0.31%, total to be received $143,796, (collateralized by various U.S. Government Agency Obligations, 0.88%-1.38%, 02/28/17-03/31/20, totaling $146,643)	143,795	143,795
Merrill Lynch Pierce Fenner & Smith Inc., dated 03/31/16, due 04/01/16, 0.30%, total to be received $485,114, (collateralized by various U.S. Government Agency Obligations, 1.41%-7.00%, 05/15/24-01/20/66, totaling $493,555)	485,110	485,110
Mizuho Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.34%, total to be received $485,115, (collateralized by various U.S. Government Agency Obligations, 1.94%-9.50%, 10/01/19-06/01/44, totaling $493,393)	485,110	485,110
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.28%, total to be received $485,114, (collateralized by various U.S. Government Agency Obligations, 1.75%-6.00%, 06/01/18-04/01/46, totaling $493,394)	485,110	485,110
Total Repurchase Agreements
(Cost $2,084,235)		2,084,235
Total Investments – 114.5%
(Cost $15,842,837)		16,507,532
Liabilities in Excess of Other Assets – (14.5)%		(2,095,738)
Net Assets – 100.0%		$14,411,794

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,028,689; the aggregate market value of the collateral held by the fund is $2,084,235.
(c)	Rate shown reflects the 7-day yield as of March 31, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	2.8%
Banks	3.0
Biotechnology	4.2
Chemicals	3.4
Commercial Services	7.0
Cosmetics/Personal Care	2.0
Diversified Financial Services	2.4
Electronics	2.8
Food	10.0
Food Service	3.2
Healthcare - Products	5.1
Healthcare - Services	3.5
Household Products/Wares	4.4
Insurance	4.6
Internet	8.8
Machinery - Diversified	2.6
Oil & Gas Services	3.5
Pharmaceuticals	6.8
Retail	4.8
Semiconductors	9.6
Transportation	4.0
Money Market Fund	1.6
Repurchase Agreements	14.4
Total Investments	114.5
Liabilities in Excess of Other Assets	(14.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.0%
Debt Fund – 99.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,978	$3,205,526
iShares National Muni Bond ETF	30,014	3,351,063
Market Vectors AMT-Free Intermediate Municipal Index ETF	138,188	3,346,914
SPDR Barclays Short Term Corporate Bond ETF	130,229	3,988,914
Vanguard Short-Term Bond ETF	49,830	4,017,793
Vanguard Short-Term Corporate Bond ETF	49,936	3,996,378
Total Exchange Traded Funds
(Cost $21,846,405)		21,906,588

MONEY MARKET FUND – 1.2%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.18%(a) (Cost $271,856)	271,856	271,856
Total Investments – 100.2%
(Cost $22,118,261)		22,178,444
Liabilities in Excess of Other Assets – (0.2)%		(45,847)
Net Assets – 100.0%		$22,132,597

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of March 31, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	99.0%
Money Market Fund	1.2
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

Notes to the Schedules of Investments (Unaudited)

March 31, 2016

1. Consolidation of Subsidiaries

The Consolidated Schedules of Investments of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ assets carried at fair value:

Assets	Athena High Dividend ETF	EquityPro ETF		Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF	Madrona Domestic ETF
Level 1
Exchange Traded Funds	$-	$22,042,973		$-	$-	$-	$-
Common Stocks	7,336,886	-		-	-	4,802,517	28,654,875
Money Market Funds	40,398	1,322,461		8,354,292	9,047,607	550,163	274,972
Futures†	-	-		160,578	177,658	-	-
Level 2
Municipal Bonds	-	-		-	-	300,000	-
Asset Backed Securities	-	-		-	-	951,016	-
U.S. Government Agency Securities	-	-		-	-	883,339	-
Repurchase Agreements for Securities Loaned	1,418,487	2,932,626		-	-	164,204	987,796

Liabilities
Level 1
Futures†	-	-		(488,890)	(81,090)	-	-
Total	$8,795,771	$26,298,060		$8,025,980	$9,144,175	$7,651,239	$29,917,643

Assets	Madrona Global Bond ETF	Madrona International ETF		Market Adaptive Unconstrained Income ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi- Sector Income ETF
Level 1
Exchange Traded Funds	$20,471,644	$-		$1,113,789	$18,555,913	$3,915,581	$-
Closed-End Fund	-	-		-	-	201,839	-
Common Stocks	-	14,846,688		-	-	-	-
Money Market Funds	208,732	164,813		688,899	11,236,869	3,942,579	2,916,732
Level 2
Common Stocks	-	606,459	*	-	-	-	-
Corporate Bonds	-	-		-	-	-	52,082,660
Foreign Bonds	-	-		-	-	-	9,196,995
U.S. Treasury Notes	-	-		-	-	-	1,007,188
U.S. Government Agency Securities	-	-		-	-	-	4,580,538
Asset Backed Securities	-	-		-	-	-	64,553,876
Mortgage Backed Securities	-	-		-	-	-	92,931,770
Term Loans	-	-		-	-	-	20,810,627
Repurchase Agreements for Securities Loaned	1,688,350	1,672,555		-	1,919,682	905,575	2,214,141
Total	$22,368,726	$17,290,515		$1,802,688	$31,712,464	$8,965,574	$250,294,527

Assets	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy- Write ETF
Level 1
Exchange Traded Funds	$-	$-	$4,499,843	$29,737,500	$-	$18,055,460
Common Stocks	-	-	-	-	-	-
Purchased Options	-	-	-	-	-	60,495
Money Market Funds	3,225,951	6,423,352	775,207	90,580,205	5,991,480	875,075
Level 2
Corporate Bonds	2,810,350	127,086,817	-	-	10,874,267	-
Foreign Bonds	-	18,195,320	-	-	3,123,696	-
Municipal Bonds	-	-	-	-	2,792,981	-
U.S. Treasury Note	-	-	-	-	1,729,936	-
U.S. Treasury Bill	-	-	-	-	99,851	-
Asset Backed Securities	-	-	-	-	5,868,889	-
Mortgage Backed Securities	-	-	-	-	4,064,037	-
Term Loans	20,329,476	35,881,478	-	-	-	-
Repurchase Agreements for Securities Loaned	324,377	22,022,719	-	-	125,568	-

Liabilities
Level 1
Exchange Traded Funds	-	-	(364,097)	-	-	-
Common Stocks	-	-	-	(210,163,201)	-	-
Written Options	-	-	-	-	-	(27,279)
Level 2
Swaps Contracts†	2,182	-	-	-	-	-
Total	$26,692,336	$209,609,686	$4,910,953	$(89,845,496)	$34,670,705	$18,963,751

Assets	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Level 1
Exchange Traded Funds	$-	$-	$21,906,588
Common Stocks	174,864,731	14,190,488	-
Money Market Funds	529,431	232,809	271,856
Level 2
Repurchase Agreements for Securities Loaned	17,232,033	2,084,235	-

Liabilities
Level 1
Written Options	-	-	-
Total	$192,626,195	$16,507,532	$22,178,444

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized appreciation (depreciation) on the instrument.

The Funds policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended March 31, 2016.

The Funds did not hold any Level 3 securities as of March 31, 2016.

3. Federal Income Tax

At March 31, 2016, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Athena High Dividend ETF	$8,610,470	$534,939	$(349,638)	$185,301	$-
EquityPro ETF	26,297,484	233,466	(232,890)	576	-
Gartman Gold/Euro ETF	8,354,292	-	-	-	(328,312)
Gartman Gold/Yen ETF	9,047,607	-	-	-	96,568
Global Echo ETF	7,237,943	655,848	(242,552)	413,296	-
Madrona Domestic ETF	29,356,590	2,429,928	(1,868,875)	561,053	-
Madrona Global Bond ETF	22,632,863	357,841	(621,978)	(264,137)	-
Madrona International ETF	17,705,549	1,055,115	(1,470,149)	(415,034)	-
Market Adaptive Uncontrained Income ETF	1,794,786	8,141	(239)	7,902	-
Meidell Tactical Advantage ETF	31,503,947	235,128	(26,611)	208,517	-
Morgan Creek Global Tactical ETF	8,770,600	401,762	(206,788)	194,974	-
Newfleet Multi-Sector Income ETF	253,283,600	1,182,297	(4,171,370)	(2,989,073)	-
Pacific Asset Enhanced Floating Rate ETF	27,364,711	39,802	(714,359)	(674,557)	2,182
Peritus High Yield ETF	244,438,979	1,585,147	(36,414,440)	(34,829,293)	-
QAM Equity Hedge ETF	4,874,474	129,287	(92,808)	36,479	-
Ranger Equity Bear ETF	(78,323,821)	3,244,963	(14,766,638)	(11,521,675)	-
Sage Core Reserves ETF	34,785,418	36,699	(151,412)	(114,713)	-
STAR Global Buy-Write ETF	18,550,236	549,902	(136,387)	413,515	-
TrimTabs Float Shrink ETF	192,337,200	10,708,763	(10,419,768)	288,995	-
WCM/BNY Mellon Focused Growth ADR ETF	15,842,837	1,488,958	(824,263)	664,695	-
YieldPro ETF	22,118,261	84,300	(24,117)	60,183	-

4. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2016 are as follows:

Affiliated Fund Name	Value at 6/30/2015	Purchases/ Additions	Sales/ Reductions	Value at 03/31/2016	Dividend Income	Realized Gain (Loss)
Madrona Global Bond ETF
Peritus High Yield ETF	$-	$1,218,447	$(212,603)	$1,010,452	$14,130	$(610)
QAM Equity Hedge ETF
Sage Core Reserves ETF	347,795	-	(69,293)	277,550	1,656	(707)
Ranger Equity Bear ETF
Sage Core Reserves ETF	29,811,000	-	-	29,737,500	158,937	-
STAR Global Buy-Write ETF
Sage Core Reserves ETF	248,425	24,815	(272,778)	-	565	(1,985)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AdvisorShares Trust

By (Signature and Title)*    /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      5/5/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      5/5/2016

By (Signature and Title)*    /s/ Dan Ahrens

Dan Ahrens, Treasurer

(principal financial officer)

Date      5/5/2016

* Print the name and title of each signing officer under his or her signature.